UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21279

 NAME OF REGISTRANT:                     The Merger Fund VL



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Westchester Capital Management,
                                         LLC
                                         100 Summit Lake Drive
                                         Valhalla, NY 10595

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Bruce Rubin
                                         The Merger Fund VL
                                         100 Summit Lake Drive
                                         Valhalla, NY 10595

 REGISTRANT'S TELEPHONE NUMBER:          914-741-5600

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


THE MERGER FUND VL
--------------------------------------------------------------------------------------------------------------------------
 ADVANCED DISPOSAL SERVICES INC.                                                             Agenda Number:  935041602
--------------------------------------------------------------------------------------------------------------------------
        Security:  00790X101
    Meeting Type:  Special
    Meeting Date:  28-Jun-2019
          Ticker:  ADSW
            ISIN:  US00790X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To adopt the Agreement and Plan of Merger                 Mgmt          For                            For
       (as may be amended from time to time, the
       merger agreement), dated as of April 14,
       2019, by and among Advanced Disposal
       Services, Inc. (Advanced Disposal), Waste
       Management, Inc. and Everglades Merger Sub
       Inc. (Merger Sub) pursuant to which Merger
       Sub will merge with and into Advanced
       Disposal.

2      To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, specified compensation that may be
       paid or become payable to Advanced
       Disposal's named executive officers in
       connection with the merger and contemplated
       by the merger agreement.

3      To approve one or more adjournments of the                Mgmt          For                            For
       special meeting, if necessary or
       appropriate, to solicit additional proxies
       if there are insufficient votes at the time
       of the special meeting to approve the
       proposal to adopt the merger agreement.




--------------------------------------------------------------------------------------------------------------------------
 ALTABA INC.                                                                                 Agenda Number:  934873628
--------------------------------------------------------------------------------------------------------------------------
        Security:  021346101
    Meeting Type:  Annual
    Meeting Date:  16-Oct-2018
          Ticker:  AABA
            ISIN:  US0213461017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Tor R. Braham                       Mgmt          Split 99% For 1% Against       Split

1.2    Election of Director: Eric K. Brandt                      Mgmt          Split 96% For 4% Against       Split

1.3    Election of Director: Catherine J. Friedman               Mgmt          Split 98% For 2% Against       Split

1.4    Election of Director: Richard L. Kauffman                 Mgmt          Split 99% For 1% Against       Split

1.5    Election of Director: Thomas J. McInerney                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ALTABA INC.                                                                                 Agenda Number:  935035471
--------------------------------------------------------------------------------------------------------------------------
        Security:  021346101
    Meeting Type:  Special
    Meeting Date:  27-Jun-2019
          Ticker:  AABA
            ISIN:  US0213461017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and vote upon a proposal to                   Mgmt          Split 92% For 8% Against       Split
       approve the voluntary liquidation and
       dissolution of the Fund pursuant to the
       Plan of Complete Liquidation and
       Dissolution attached to the proxy statement
       as Appendix A (such plan, the "Plan of
       Liquidation and Dissolution").

2.     To grant discretionary authority to the                   Mgmt          Split 96% For 4% Against       Split
       Board of the Fund to adjourn the special
       meeting, even if a quorum is present, to
       solicit additional proxies in the event
       that there are insufficient votes at the
       time of the special meeting to approve the
       liquidation and dissolution of the Fund
       pursuant to the Plan of Liquidation and
       Dissolution.




--------------------------------------------------------------------------------------------------------------------------
 ANDEAVOR                                                                                    Agenda Number:  934865948
--------------------------------------------------------------------------------------------------------------------------
        Security:  03349M105
    Meeting Type:  Special
    Meeting Date:  24-Sep-2018
          Ticker:  ANDV
            ISIN:  US03349M1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of April 29, 2018, among Andeavor,
       Marathon Petroleum Corporation, Mahi Inc.
       and Mahi LLC, as such agreement may be
       amended from time to time, which is
       referred to as the merger agreement.

2.     To approve, by a non-binding advisory vote,               Mgmt          For                            For
       certain compensation that may be paid or
       become payable to Andeavor's named
       executive officers that is based on or
       otherwise relates to the merger
       contemplated by the merger agreement.

3.     To adjourn the special meeting, if                        Mgmt          For                            For
       reasonably necessary to provide
       stockholders with any required supplement
       or amendment to the joint proxy
       statement/prospectus or to solicit
       additional proxies in the event there are
       not sufficient votes at the time of the
       special meeting to approve Proposal 1




--------------------------------------------------------------------------------------------------------------------------
 ANTERO MIDSTREAM PARTNERS LP                                                                Agenda Number:  934925631
--------------------------------------------------------------------------------------------------------------------------
        Security:  03673L103
    Meeting Type:  Special
    Meeting Date:  08-Mar-2019
          Ticker:  AM
            ISIN:  US03673L1035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve (i) Simplification Agreement, by               Mgmt          For                            For
       & among Antero Midstream GP LP, Antero
       Midstream Partners LP ("Antero Midstream")
       & certain of their affiliates, as may be
       amended from time to time, (ii) merger of
       an indirect, wholly owned subsidiary of
       Antero Midstream Corp. ("New AM") with &
       into Antero Midstream, as contemplated by
       the Simplification Agreement, with Antero
       Midstream surviving such Merger as an
       indirect, wholly owned subsidiary of New
       AM, and (iii) other transactions
       contemplated by the Simplification
       Agreement.




--------------------------------------------------------------------------------------------------------------------------
 ARRIS INTERNATIONAL PLC                                                                     Agenda Number:  934916620
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0551A103
    Meeting Type:  Special
    Meeting Date:  01-Feb-2019
          Ticker:  ARRS
            ISIN:  GB00BZ04Y379
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

C1.    Approve (with or without modification) a                  Mgmt          For                            For
       scheme of arrangement (the "Scheme") to be
       made between ARRIS International plc
       ("ARRIS") and the holders of the Scheme
       Shares (as defined in the Scheme).

G1.    Authorize, for the purpose of giving effect               Mgmt          For                            For
       to the scheme of arrangement (the "Scheme")
       between ARRIS International plc ("ARRIS")
       and the holders of the Scheme Shares (as
       defined in the Scheme), the directors of
       ARRIS to take all such action as they may
       consider necessary or appropriate for
       carrying the Scheme into effect and to
       amend the articles of association of ARRIS.

G2.    Approve, on an advisory, non-binding basis,               Mgmt          For                            For
       the compensation to be paid or become
       payable to ARRIS's named executive officers
       in connection with the proposed acquisition
       by CommScope Holding Company, Inc. of all
       of the issued and to be issued ordinary
       shares of ARRIS pursuant to the terms of a
       Bid Conduct Agreement and the Scheme, and
       the agreements and understandings pursuant
       to which such compensation may be paid or
       become payable.




--------------------------------------------------------------------------------------------------------------------------
 ASPEN INSURANCE HOLDINGS LIMITED                                                            Agenda Number:  934898389
--------------------------------------------------------------------------------------------------------------------------
        Security:  G05384105
    Meeting Type:  Special
    Meeting Date:  10-Dec-2018
          Ticker:  AHL
            ISIN:  BMG053841059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve an amendment to Aspen's bye-laws               Mgmt          For                            For
       to reduce the shareholder vote required to
       approve a merger with any third party from
       the affirmative vote of at least 66% of the
       voting power of the shares entitled to vote
       at a meeting of the shareholders to a
       simple majority of the votes cast at a
       meeting of the shareholders.

2.     To approve the merger agreement, the                      Mgmt          For                            For
       statutory merger agreement required in
       accordance with Section 105 of the Bermuda
       Companies Act 1981, as amended, and the
       merger.

3.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to Aspen's named executive
       officers in connection with the merger, as
       described in the proxy statement.

4.     To approve an adjournment of the special                  Mgmt          For                            For
       general meeting, if necessary or
       appropriate, to solicit additional proxies,
       in the event that there are insufficient
       votes to approve Proposals 1 or 2 at the
       special general meeting.




--------------------------------------------------------------------------------------------------------------------------
 AT&T INC.                                                                                   Agenda Number:  934938082
--------------------------------------------------------------------------------------------------------------------------
        Security:  00206R102
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2019
          Ticker:  T
            ISIN:  US00206R1023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Randall L. Stephenson               Mgmt          For                            For

1b.    Election of Director: Samuel A. Di Piazza,                Mgmt          For                            For
       Jr.

1c.    Election of Director: Richard W. Fisher                   Mgmt          For                            For

1d.    Election of Director: Scott T. Ford                       Mgmt          For                            For

1e.    Election of Director: Glenn H. Hutchins                   Mgmt          For                            For

1f.    Election of Director: William E. Kennard                  Mgmt          For                            For

1g.    Election of Director: Michael B.                          Mgmt          For                            For
       McCallister

1h.    Election of Director: Beth E. Mooney                      Mgmt          For                            For

1i.    Election of Director: Matthew K. Rose                     Mgmt          For                            For

1j.    Election of Director: Cynthia B. Taylor                   Mgmt          For                            For

1k.    Election of Director: Laura D'Andrea Tyson                Mgmt          For                            For

1l.    Election of Director: Geoffrey Y. Yang                    Mgmt          For                            For

2.     Ratification of appointment of independent                Mgmt          For                            For
       auditors.

3.     Advisory approval of executive                            Mgmt          For                            For
       compensation.

4.     Independent Chair.                                        Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 AVISTA HEALTHCARE PUBLIC ACQ. CORP.                                                         Agenda Number:  934878678
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0726L125
    Meeting Type:  Special
    Meeting Date:  04-Oct-2018
          Ticker:  AHPA
            ISIN:  KYG0726L1251
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and vote upon a proposal to                   Mgmt          For                            For
       amend the Company's amended and restated
       memorandum and articles of association to
       extend the date by which the Company has to
       consummate a business combination from
       October 14, 2018 to February 15, 2019.

2.     To consider and vote upon a proposal to                   Mgmt          For                            For
       amend the Company's Investment Management
       Trust Agreement by and between AHPAC and
       Continental Stock Transfer & Trust Company,
       to extend date on which to commence
       liquidating the trust account established
       in connection with Company's initial public
       offering in event the Company has not
       consummated a business combination.

3.     To consider and vote upon a proposal to                   Mgmt          For                            For
       approve the adjournment of the
       extraordinary general meeting to a later
       date or dates, if necessary, to permit
       further solicitation and vote of proxies in
       the event that there are insufficient votes
       for, or otherwise in connection with,
       approval of one or more proposals to be
       submitted for shareholder approval at
       general meeting.

3A.    You may exercise your redemption rights                   Mgmt          For
       with respect to all or a portion of your
       public shares by marking the "FOR" box. If
       you exercise your redemption rights, then
       you will be exchanging the indicated number
       of your public shares of the common stock
       of Company for cash and you will no longer
       own such public shares.




--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD PROPERTY REIT INC.                                                               Agenda Number:  935019566
--------------------------------------------------------------------------------------------------------------------------
        Security:  11282X103
    Meeting Type:  Annual
    Meeting Date:  19-Jun-2019
          Ticker:  BPR
            ISIN:  US11282X1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Caroline M. Atkinson                Mgmt          For                            For

1b.    Election of Director: Jeffrey M. Blidner                  Mgmt          For                            For

1c.    Election of Director: Soon Young Chang                    Mgmt          For                            For

1d.    Election of Director: Richard B. Clark                    Mgmt          For                            For

1e.    Election of Director: Omar Carneiro da                    Mgmt          For                            For
       Cunha

1f.    Election of Director: Scott R. Cutler                     Mgmt          For                            For

1g.    Election of Director: Stephen DeNardo                     Mgmt          For                            For

1h.    Election of Director: Louis J. Maroun                     Mgmt          For                            For

1i.    Election of Director: Lars Rodert                         Mgmt          For                            For

2.     To ratify the selection of Deloitte &                     Mgmt          For                            For
       Touche LLP as our independent registered
       public accounting firm for the year ending
       December 31, 2019.

3.     To amend and restate our Charter to                       Mgmt          For                            For
       authorize a new class of capital stock
       known as Class B-2 Stock, par value $0.01
       per share.

4.     To amend and restate our Charter to reduce                Mgmt          For                            For
       the rate of dividends payable on (i) the
       shares of the Company's Class B-1 Stock,
       par value $0.01 per share, from 10.0% per
       year of the liquidation amount per share
       (the "Class B Liquidation Amount") to 6.5%
       per year of the Class B Liquidation Amount
       effective as of June 26, 2019 and (ii) the
       shares of Company's Series B Preferred
       Stock, par value $0.01 per share, from
       10.0% per year of the Class B Liquidation
       Amount to 8.65% per year of the Class B
       Liquidation Amount effective as of June 26,
       2019.

5.     To amend and restate our Charter to clarify               Mgmt          For                            For
       certain conversion mechanics relating to
       the Company's Class A Stock, par value
       $0.01 per share, acquired by Brookfield
       Property Partners L.P. (BPY) or an
       affiliate of BPY.

6.     To amend and restate our Charter to                       Mgmt          For                            For
       eliminate authorized common stock, par
       value $0.01 per share, and implement other
       ancillary amendments.

7.     To approve the Brookfield Property Group                  Mgmt          For                            For
       Restricted BPR Class A Stock Plan.

8.     To approve the Brookfield Property L.P. FV                Mgmt          For                            For
       LTIP Unit Plan.




--------------------------------------------------------------------------------------------------------------------------
 CA, INC.                                                                                    Agenda Number:  934868451
--------------------------------------------------------------------------------------------------------------------------
        Security:  12673P105
    Meeting Type:  Special
    Meeting Date:  12-Sep-2018
          Ticker:  CA
            ISIN:  US12673P1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of July 11, 2018, as it may be
       amended from time to time, by and among CA,
       Inc., Broadcom Inc. and Collie Acquisition
       Corp. (the "merger agreement").

2.     To approve any proposal to adjourn the                    Mgmt          For                            For
       special meeting to a later date or dates,
       if necessary or appropriate, to solicit
       additional proxies if there are
       insufficient votes at the time of the
       special meeting to approve the proposal to
       adopt the merger agreement.

3.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, specified compensation that will or
       may become payable to the named executive
       officers of CA, Inc. in connection with the
       merger.




--------------------------------------------------------------------------------------------------------------------------
 CELGENE CORPORATION                                                                         Agenda Number:  934939642
--------------------------------------------------------------------------------------------------------------------------
        Security:  151020104
    Meeting Type:  Special
    Meeting Date:  12-Apr-2019
          Ticker:  CELG
            ISIN:  US1510201049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adoption of the Agreement and Plan of                     Mgmt          For                            For
       Merger, dated as of January 2, 2019, as it
       may be amended from time to time (the
       merger agreement), among Bristol-Myers
       Squibb Company, a Delaware corporation
       (Bristol-Myers Squibb), Burgundy Merger
       Sub, Inc., a Delaware corporation and
       wholly-owned subsidiary of Bristol-Myers
       Squibb, and Celgene Corporation (Celgene),
       pursuant to which Burgundy Merger Sub, Inc.
       will be merged with and into Celgene (the
       merger).

2.     Approval of the adjournment from time to                  Mgmt          For                            For
       time of the special meeting of the
       stockholders of Celgene (the Celgene
       special meeting) if necessary to solicit
       additional proxies if there are not
       sufficient votes to adopt the merger
       agreement at the time of the Celgene
       special meeting or any adjournment or
       postponement thereof.

3.     Approval, on an advisory (non-binding)                    Mgmt          For                            For
       basis, of the compensation that will or may
       be paid or provided by Celgene to its named
       executive officers in connection with the
       merger.




--------------------------------------------------------------------------------------------------------------------------
 CONSTELLATION ALPHA CAPITAL CORP.                                                           Agenda Number:  934934820
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2379F108
    Meeting Type:  Special
    Meeting Date:  21-Mar-2019
          Ticker:  CNAC
            ISIN:  VGG2379F1080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Amendment: Amend the                        Mgmt          Against                        Against
       Company's Amended and Restated Memorandum
       and Articles of Association to extend the
       date by which the Company has to consummate
       a business combination (the "Extension")
       for an additional six months, from March
       23, 2019 to September 23, 2019, and permit
       holders of public shares to redeem their
       shares for their pro rata portion of the
       trust account.

2.     DIRECTOR
       Dr. John Alexander                                        Mgmt          Withheld                       Against
       Kewal Handa                                               Mgmt          Withheld                       Against

3.     Ratification of Selection of Independent                  Mgmt          For                            For
       Registered Public Accounting Firm: To
       ratify the selection by the Company's Audit
       Committee of Marcum LLP to serve as the
       Company's independent registered public
       accounting firm for the fiscal year ending
       March 31, 2019




--------------------------------------------------------------------------------------------------------------------------
 DELL TECHNOLOGIES INC.                                                                      Agenda Number:  934891361
--------------------------------------------------------------------------------------------------------------------------
        Security:  24703L103
    Meeting Type:  Special
    Meeting Date:  11-Dec-2018
          Ticker:  DVMT
            ISIN:  US24703L1035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adoption of the Agreement and Plan of                     Mgmt          No vote
       Merger, between Dell Technologies Inc. and
       Teton Merger Sub Inc., dated as of July 1,
       2018, as it may be amended from time to
       time (the "merger agreement"), pursuant to
       which Teton Merger Sub Inc. will be merged
       with and into Dell Technologies Inc., and
       Dell Technologies Inc. will continue as the
       surviving corporation.

2.     Adoption of the Fifth Amended and Restated                Mgmt          No vote
       Certificate of Incorporation of Dell
       Technologies Inc. in the form attached as
       Exhibit A to the merger agreement.

3.     Approval, on a non-binding, advisory basis,               Mgmt          No vote
       of compensation arrangements with respect
       to the named executive officers of Dell
       Technologies Inc. related to the Class V
       transaction described in the accompanying
       proxy statement/prospectus.

4.     Approval of the adjournment of the special                Mgmt          No vote
       meeting, if necessary or appropriate, to
       solicit additional proxies if there are not
       sufficient votes at the time of the special
       meeting to adopt the merger agreement or
       adopt the Fifth Amended and Restated
       Certificate of Incorporation of Dell
       Technologies Inc.




--------------------------------------------------------------------------------------------------------------------------
 DELL TECHNOLOGIES INC.                                                                      Agenda Number:  934905677
--------------------------------------------------------------------------------------------------------------------------
        Security:  24703L103
    Meeting Type:  Special
    Meeting Date:  11-Dec-2018
          Ticker:  DVMT
            ISIN:  US24703L1035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adoption of the Agreement and Plan of                     Mgmt          For                            For
       Merger, between Dell Technologies Inc. and
       Teton Merger Sub Inc., dated as of July 1,
       2018, as it may be amended from time to
       time (the "merger agreement"), pursuant to
       which Teton Merger Sub Inc. will be merged
       with and into Dell Technologies Inc., and
       Dell Technologies Inc. will continue as the
       surviving corporation.

2.     Adoption of the Fifth Amended and Restated                Mgmt          For                            For
       Certificate of Incorporation of Dell
       Technologies Inc. in the form attached as
       Exhibit A to the merger agreement.

3.     Approval, on a non-binding, advisory basis,               Mgmt          For                            For
       of compensation arrangements with respect
       to the named executive officers of Dell
       Technologies Inc. related to the Class V
       transaction described in the accompanying
       proxy statement/prospectus.

4.     Approval of the adjournment of the special                Mgmt          For                            For
       meeting, if necessary or appropriate, to
       solicit additional proxies if there are not
       sufficient votes at the time of the special
       meeting to adopt the merger agreement or
       adopt the Fifth Amended and Restated
       Certificate of Incorporation of Dell
       Technologies Inc.




--------------------------------------------------------------------------------------------------------------------------
 DOMINION MIDSTREAM PARTNERS LP                                                              Agenda Number:  934925249
--------------------------------------------------------------------------------------------------------------------------
        Security:  257454108
    Meeting Type:  Consent
    Meeting Date:  15-Feb-2019
          Ticker:
            ISIN:  US2574541080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The undersigned, being a holder of record                 Mgmt          For                            For
       as of the close of business on January 7,
       2019 (the "Record Date") of DEM Common
       Units and/or DEM Series A Preferred Units,
       hereby consents to and approves, by written
       consent without a meeting, the Merger
       Agreement and the transactions contemplated
       thereby, including the Merger.




--------------------------------------------------------------------------------------------------------------------------
 DOWDUPONT INC.                                                                              Agenda Number:  935023426
--------------------------------------------------------------------------------------------------------------------------
        Security:  26078J100
    Meeting Type:  Special
    Meeting Date:  23-May-2019
          Ticker:  DWDP
            ISIN:  US26078J1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal, which we refer to as the                      Mgmt          For                            For
       reverse stock split proposal, to adopt and
       approve an amendment to our Amended and
       Restated Certificate of Incorporation to
       effect (a) a reverse stock split of our
       outstanding shares of common stock, at a
       reverse stock split ratio of not less than
       2-for-5 and not greater than 1-for-3, with
       an exact ratio as may be determined by our
       Board of Directors at a later date, and (b)
       a reduction in the number of our authorized
       shares of common stock by a corresponding
       ratio.

2.     A proposal, which we refer to as the                      Mgmt          For                            For
       adjournment proposal, to approve, if
       necessary, the adjournment of the Special
       Meeting to solicit additional proxies in
       favor of the reverse stock split proposal.




--------------------------------------------------------------------------------------------------------------------------
 DOWDUPONT INC.                                                                              Agenda Number:  935019679
--------------------------------------------------------------------------------------------------------------------------
        Security:  26078J100
    Meeting Type:  Annual
    Meeting Date:  25-Jun-2019
          Ticker:  DWDP
            ISIN:  US26078J1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Edward D. Breen                     Mgmt          For                            For

1b.    Election of Director: Ruby R. Chandy                      Mgmt          For                            For

1c.    Election of Director: Franklin K. Clyburn,                Mgmt          For                            For
       Jr.

1d.    Election of Director: Terrence R. Curtin                  Mgmt          For                            For

1e.    Election of Director: Alexander M. Cutler                 Mgmt          For                            For

1f.    Election of Director: C. Marc Doyle                       Mgmt          For                            For

1g.    Election of Director: Eleuthere I. du Pont                Mgmt          For                            For

1h.    Election of Director: Rajiv L. Gupta                      Mgmt          For                            For

1i.    Election of Director: Luther C. Kissam                    Mgmt          For                            For

1j.    Election of Director: Frederick M. Lowery                 Mgmt          For                            For

1k.    Election of Director: Raymond J. Milchovich               Mgmt          For                            For

1l.    Election of Director: Steven M. Sterin                    Mgmt          For                            For

2.     Advisory Resolution to Approve Executive                  Mgmt          For                            For
       Compensation

3.     Ratification of the Appointment of the                    Mgmt          For                            For
       Independent Registered Public Accounting
       Firm

4.     Right to Act by Written Consent                           Shr           For                            Against

5.     Preparation of an Executive Compensation                  Shr           Against                        For
       Report

6.     Preparation of a Report on Climate Change                 Shr           Against                        For
       Induced Flooding and Public Health

7.     Preparation of a Report on Plastic                        Shr           Against                        For
       Pollution




--------------------------------------------------------------------------------------------------------------------------
 EASTERLY ACQUISITION CORP.                                                                  Agenda Number:  934889544
--------------------------------------------------------------------------------------------------------------------------
        Security:  27616L102
    Meeting Type:  Special
    Meeting Date:  02-Nov-2018
          Ticker:  EACQ
            ISIN:  US27616L1026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Merger Proposal - To consider and vote                Mgmt          For                            For
       upon a proposal to approve and adopt the
       Agreement and Plan of Merger, (the "Merger
       Agreement"), by and among Easterly, Sirius
       International Insurance Group, Ltd.
       ("Sirius Group") and Sirius Acquisitions
       Holding Company III, a wholly owned
       subsidiary of Sirius Group ("Merger Sub"),
       and the transactions contemplated by the
       Merger Agreement, including the merger of
       Merger Sub with and into Easterly with
       Easterly surviving the merger as a wholly
       owned subsidiary of Sirius Group (the
       "Merger").

1a.    Intention to Exercise Redemption Rights -                 Mgmt          For
       If you intend to exercise your redemption
       rights, please check the "FOR" box.
       Checking this box, however, is not
       sufficient to exercise your redemption
       rights. You must comply with the procedures
       set forth in the proxy statement under the
       heading "Special Meeting of Easterly
       Stockholders - Redemption Rights."

1b.    Shareholder Certification - I hereby                      Mgmt          For
       certify that I am not acting in concert, or
       as a "group" (as defined in Section 13(d)
       (3) of the Securities Exchange Act of 1934,
       as amended), with any other stockholders
       with respect to the shares of common stock
       of Easterly owned by me in connection with
       the proposed Merger. ( FOR = not acting in
       concert, AGAINST = acting in concert )

2.     The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to adjourn the
       Easterly special meeting to a later date or
       dates, if necessary, to permit further
       solicitation of proxies if, based upon the
       tabulated vote at the time of the Easterly
       special meeting, there are not sufficient
       votes to approve one or more proposals
       presented to Easterly's stockholders for
       vote at such special meeting.




--------------------------------------------------------------------------------------------------------------------------
 ENBRIDGE ENERGY PARTNERS, L.P.                                                              Agenda Number:  934901302
--------------------------------------------------------------------------------------------------------------------------
        Security:  29250R106
    Meeting Type:  Special
    Meeting Date:  17-Dec-2018
          Ticker:  EEP
            ISIN:  US29250R1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the Agreement and Plan of                      Mgmt          For                            For
       Merger, dated as of September 17, 2018 (as
       it may be amended from time to time, the
       "Merger Agreement"), entered into by and
       among Enbridge Energy Partners, L.P.,
       Enbridge Energy Company, Inc., Enbridge
       Energy Management, L.L.C., Enbridge Inc.,
       Enbridge (U.S.) Inc., Winter Acquisition
       Sub II, LLC and, solely for purposes of
       Article I, Article II and Article XI
       therein, Enbridge US Holdings Inc.

2.     To approve the adjournment of the special                 Mgmt          For                            For
       meeting from time to time, if necessary to
       solicit additional proxies if there are not
       sufficient votes to approve the Merger
       Agreement at the time of the special
       meeting.




--------------------------------------------------------------------------------------------------------------------------
 ENCANA CORPORATION                                                                          Agenda Number:  934920186
--------------------------------------------------------------------------------------------------------------------------
        Security:  292505104
    Meeting Type:  Special
    Meeting Date:  12-Feb-2019
          Ticker:  ECA
            ISIN:  CA2925051047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      The resolution to approve the issuance of                 Mgmt          For                            For
       the Corporation's common shares, no par
       value, to stockholders of Newfield
       Exploration Company, a Delaware corporation
       ("Newfield"), in connection with the
       Agreement and Plan of Merger, dated as of
       October 31, 2018, by and among the
       Corporation, Neapolitan Merger Corp., a
       Delaware corporation and an indirect
       wholly-owned subsidiary of the Corporation,
       and Newfield (the "share issuance
       proposal");

2      The adjournment of the Meeting, if                        Mgmt          For                            For
       necessary or appropriate, to solicit
       additional proxies if there are not
       sufficient votes to approve the share
       issuance proposal.




--------------------------------------------------------------------------------------------------------------------------
 ENCANA CORPORATION                                                                          Agenda Number:  934957652
--------------------------------------------------------------------------------------------------------------------------
        Security:  292505104
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2019
          Ticker:  ECA
            ISIN:  CA2925051047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       Peter A. Dea                                              Mgmt          For                            For
       Fred J. Fowler                                            Mgmt          For                            For
       Howard J. Mayson                                          Mgmt          For                            For
       Lee A. McIntire                                           Mgmt          For                            For
       Margaret A. McKenzie                                      Mgmt          For                            For
       Steven W. Nance                                           Mgmt          For                            For
       Suzanne P. Nimocks                                        Mgmt          For                            For
       Thomas G. Ricks                                           Mgmt          For                            For
       Brian G. Shaw                                             Mgmt          For                            For
       Douglas J. Suttles                                        Mgmt          For                            For
       Bruce G. Waterman                                         Mgmt          For                            For
       Clayton H. Woitas                                         Mgmt          For                            For

2      APPOINT PRICEWATERHOUSECOOPERS LLP as                     Mgmt          For                            For
       Independent Auditors at a remuneration to
       be fixed by the Board of Directors

3      AMEND AND RECONFIRM THE CORPORATION'S                     Mgmt          For                            For
       SHAREHOLDER RIGHTS PLAN

4      APPROVE A NEW OMNIBUS INCENTIVE PLAN                      Mgmt          For                            For

5      ADVISORY VOTE TO APPROVE COMPENSATION OF                  Mgmt          For                            For
       NAMED EXECUTIVE OFFICERS




--------------------------------------------------------------------------------------------------------------------------
 ENERGY TRANSFER PARTNERS, L.P.                                                              Agenda Number:  934877664
--------------------------------------------------------------------------------------------------------------------------
        Security:  29278N103
    Meeting Type:  Special
    Meeting Date:  18-Oct-2018
          Ticker:  ETP
            ISIN:  US29278N1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and vote on a proposal to adopt               Mgmt          For                            For
       the Agreement and Plan of Merger, dated as
       of August 1, 2018 (as may be amended from
       time to time, the "merger agreement"), by
       and among Energy Transfer Equity, L.P.
       ("ETE"), LE GP, LLC, the general partner of
       ETE, Streamline Merger Sub, LLC, a wholly
       owned subsidiary of ETE ("ETE Merger Sub"),
       Energy Transfer Partners, L.P. ("ETP") and
       Energy Transfer Partners, L.L.C., as the
       general partner of Energy Transfer Partners
       GP, L.P., the general partner of ETP, and
       the transactions contemplated thereby.

2.     To consider and vote on a proposal to                     Mgmt          For                            For
       approve the adjournment of the special
       meeting, if necessary, to solicit
       additional proxies if there are not
       sufficient votes to adopt the merger
       agreement and the transactions contemplated
       thereby at the time of the special meeting.




--------------------------------------------------------------------------------------------------------------------------
 ENVISION HEALTHCARE CORPORATION                                                             Agenda Number:  934868374
--------------------------------------------------------------------------------------------------------------------------
        Security:  29414D100
    Meeting Type:  Annual
    Meeting Date:  11-Sep-2018
          Ticker:  EVHC
            ISIN:  US29414D1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of June 10, 2018 (as it may be
       amended from time to time, the "merger
       agreement"), by and among Envision
       Healthcare Corporation, a Delaware
       corporation ("Envision" or the "Company"),
       Enterprise Parent Holdings Inc., a Delaware
       corporation ("Parent") and Enterprise
       Merger Sub Inc., an indirect wholly owned
       subsidiary of Parent (the "Merger Sub"),
       pursuant to which Merger Sub will be merged
       with and into the Company (the "merger").

2.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, certain compensation that may be
       paid or become payable to Envision's named
       executive officers in connection with the
       merger.

3.     To approve the adjournment of the annual                  Mgmt          For                            For
       meeting, if necessary or appropriate,
       including to solicit additional proxies if
       there are insufficient votes at the time of
       the annual meeting to approve the proposal
       to adopt the merger agreement or in the
       absence of a quorum.

4A.    Election of Class II Director: John T.                    Mgmt          For                            For
       Gawaluck

4B.    Election of Class II Director: Joey A.                    Mgmt          For                            For
       Jacobs

4C.    Election of Class II Director: Kevin P.                   Mgmt          For                            For
       Lavender

4D.    Election of Class II Director: Leonard M.                 Mgmt          For                            For
       Riggs, Jr., M.D.

5.     To amend Envision's Second Amended and                    Mgmt          For                            For
       Restated Certificate of Incorporation,
       dated December 1, 2016 to declassify the
       Board of Directors and to eliminate the
       Series A-1 Mandatory Convertible Preferred
       Stock.

6.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, of the compensation of Envision's
       named executive officers.

7.     To ratify the appointment of Deloitte &                   Mgmt          For                            For
       Touche LLP as Envision Healthcare
       Corporation's independent registered public
       accounting firm for the year ending
       December 31, 2018.




--------------------------------------------------------------------------------------------------------------------------
 ESTERLINE TECHNOLOGIES CORPORATION                                                          Agenda Number:  934910844
--------------------------------------------------------------------------------------------------------------------------
        Security:  297425100
    Meeting Type:  Special
    Meeting Date:  17-Jan-2019
          Ticker:  ESL
            ISIN:  US2974251009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       as it may be amended from time to time,
       dated as of October 9, 2018 by and among
       Esterline Technologies Corporation,
       TransDigm Group Incorporated, and
       Thunderbird Merger Sub Inc.

2.     To approve, by non-binding, advisory vote,                Mgmt          For                            For
       compensation that will or may become
       payable by Esterline Technologies
       Corporation to its named executive officers
       in connection with the merger contemplated
       by the merger agreement.

3.     To approve one or more adjournments of the                Mgmt          For                            For
       Special Meeting to a later date or dates,
       if necessary or appropriate, to solicit
       additional proxies if there are
       insufficient votes to adopt the merger
       agreement at the time of the special
       meeting.




--------------------------------------------------------------------------------------------------------------------------
 ESTERLINE TECHNOLOGIES CORPORATION                                                          Agenda Number:  934916113
--------------------------------------------------------------------------------------------------------------------------
        Security:  297425100
    Meeting Type:  Annual
    Meeting Date:  07-Feb-2019
          Ticker:  ESL
            ISIN:  US2974251009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Delores M. Etter                    Mgmt          For                            For

1.2    Election of Director: Paul V. Haack                       Mgmt          For                            For

1.3    Election of Director: Mary L. Howell                      Mgmt          For                            For

1.4    Election of Director: Scott E. Kuechle                    Mgmt          For                            For

1.5    Election of Director: Curtis C. Reusser                   Mgmt          For                            For

2.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of the Company's named
       executive officers for the fiscal year
       ended September 28, 2018.

3.     To ratify the selection of Ernst & Young                  Mgmt          For                            For
       LLP as the Company's independent registered
       public accounting firm for the fiscal year
       ending September 27, 2019.




--------------------------------------------------------------------------------------------------------------------------
 EXPRESS SCRIPTS HOLDING COMPANY                                                             Agenda Number:  934858309
--------------------------------------------------------------------------------------------------------------------------
        Security:  30219G108
    Meeting Type:  Special
    Meeting Date:  24-Aug-2018
          Ticker:  ESRX
            ISIN:  US30219G1085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal to adopt the Agreement and Plan                Mgmt          For                            For
       of Merger, dated as of March 8, 2018, as
       amended by Amendment No. 1, dated as of
       June 27, 2018, and as it may be further
       amended from time to time (the "Merger
       Agreement"), by and among Cigna
       Corporation, Express Scripts Holding
       Company ("Express Scripts"), Halfmoon
       Parent, Inc., Halfmoon I, Inc. and Halfmoon
       II, Inc.

2.     A proposal to approve the adjournment of                  Mgmt          For                            For
       the Express Scripts special meeting, if
       necessary or appropriate, to solicit
       additional proxies if there are not
       sufficient votes to approve the proposal to
       adopt the Merger Agreement.

3.     A proposal to approve, by a non-binding                   Mgmt          For                            For
       advisory vote, certain compensation
       arrangements that may be paid or become
       payable to Express Scripts' named executive
       officers in connection with the mergers
       contemplated by the Merger Agreement.




--------------------------------------------------------------------------------------------------------------------------
 FINTECH ACQUISITION CORP. II                                                                Agenda Number:  934853169
--------------------------------------------------------------------------------------------------------------------------
        Security:  31810G109
    Meeting Type:  Special
    Meeting Date:  20-Jul-2018
          Ticker:  FNTE
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and vote upon a proposal to                   Mgmt          For                            For
       approve and adopt the Agreement and Plan of
       Merger, dated as of December 19, 2017, as
       it may be amended (the "Merger Agreement"),
       by and among the Company, FinTech II Merger
       Sub Inc., FinTech II Merger Sub 2 LLC,
       Intermex Holdings II, Inc. and SPC Intermex
       Representative LLC and the merger
       contemplated thereby (the "Merger").

1a.    Intention to Exercise Redemption Rights If                Mgmt          Take No Action
       you intend to exercise your redemption
       rights, please check For box. Checking For
       box, however, is not sufficient to exercise
       your redemption rights. You must comply
       with the procedures set forth in the proxy
       statement/prospectus under the heading
       "Special Meeting of FinTech
       Stockholders-Redemption Rights and
       Procedures."

1b.    Stockholder Certification I hereby certify                Mgmt          Take No Action
       that I am not acting in concert, or as a
       "group" (as defined in Section 13(d)(3) of
       the Securities Exchange Act of 1934, as
       amended), with any other stockholder with
       respect to the shares of common stock of
       the Company owned by me in connection with
       the proposed Merger.

2.     To consider and vote upon a proposed                      Mgmt          For                            For
       amendment to the Company's existing charter
       to increase the Company's authorized common
       stock.

3.     To consider and vote upon a proposed                      Mgmt          For                            For
       amendment to the Company's existing charter
       to add an additional class of directors to
       the Company's board of directors so that
       there will be three classes of directors
       with staggered terms of office, and to make
       certain related changes.

4.     To consider and vote upon a proposed                      Mgmt          For                            For
       amendment to the Company's existing charter
       to elect not to be governed by Section 203
       of the DGCL.

5.     To consider and vote upon a proposed                      Mgmt          For                            For
       amendment to the Company's existing charter
       to adopt Delaware as the exclusive forum
       for certain legal actions.

6.     To consider and vote upon a proposed                      Mgmt          For                            For
       amendment to the Company's existing charter
       to provide for additional changes to the
       Company's existing charter, principally
       including changing the Company's corporate
       name from "FinTech Acquisition Corp. II" to
       "International Money Express, Inc." and
       removing provisions applicable only to
       special purpose acquisition companies.

7.     To consider and vote upon a proposal to                   Mgmt          For                            For
       approve, for purposes of complying with
       applicable NASDAQ Listing Rules, the
       issuance of more than 20% of the Company's
       issued and outstanding common stock and the
       resulting change of control in connection
       with the Merger.

8.     To consider and vote upon a proposal to                   Mgmt          For                            For
       adopt the International Money Express, Inc.
       2018 Omnibus Equity Compensation Plan.

9a.    Election of Director: Walter T. Beach                     Mgmt          For                            For

9b.    Election of Director: Jeremy Kuiper                       Mgmt          For                            For

9c.    Election of Director: Shami Patel                         Mgmt          For                            For

10.    To consider and vote upon a proposal to                   Mgmt          For                            For
       approve the adjournment of the special
       meeting to a later date, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the special meeting, there
       are not sufficient votes to approve one or
       more of the other proposals submitted for
       stockholder approval at the special
       meeting.




--------------------------------------------------------------------------------------------------------------------------
 FIRST DATA CORPORATION                                                                      Agenda Number:  934956662
--------------------------------------------------------------------------------------------------------------------------
        Security:  32008D106
    Meeting Type:  Consent
    Meeting Date:  11-Apr-2019
          Ticker:  FDC
            ISIN:  US32008D1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The adoption of the Agreement and Plan of                 Mgmt          For                            For
       Merger, dated as of January 16, 2019, by
       and among First Data, Fiserv and 300
       Holdings, Inc., a Delaware corporation
       ("Merger Sub"), pursuant to which Merger
       Sub will merge with and into First Data
       (the "Merger"), with First Data surviving
       the Merger as a direct, wholly owned
       subsidiary of Fiserv.

2.     The adoption of the following resolution,                 Mgmt          For                            For
       on a non-binding, advisory basis:
       "RESOLVED, that compensation that will or
       may be made to First Data's named executive
       officers in connection with the Merger, and
       the agreements or understandings pursuant
       to which such compensation will or may be
       made, in each case, as disclosed pursuant
       to Item 402(t) of Regulation S-K under the
       heading "The Merger-Interests of Certain
       First Data Directors & Executive Officers
       in Merger" beginning on page 132 of Joint
       Proxy & Consent Solicitation
       Statement/Prospectus.




--------------------------------------------------------------------------------------------------------------------------
 FIRST DATA CORPORATION                                                                      Agenda Number:  934958907
--------------------------------------------------------------------------------------------------------------------------
        Security:  32008D106
    Meeting Type:  Annual
    Meeting Date:  09-May-2019
          Ticker:  FDC
            ISIN:  US32008D1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Frank J. Bisignano                                        Mgmt          For                            For
       Henry R. Kravis                                           Mgmt          For                            For
       Heidi G. Miller                                           Mgmt          For                            For

2.     Cast an advisory vote on the compensation                 Mgmt          For                            For
       of named executive officers.

3.     Ratify the appointment of Ernst & Young LLP               Mgmt          For                            For
       as First Data's independent registered
       public accounting firm for our fiscal year
       ending December 31, 2019.




--------------------------------------------------------------------------------------------------------------------------
 FOREST CITY REALTY TRUST, INC.                                                              Agenda Number:  934889568
--------------------------------------------------------------------------------------------------------------------------
        Security:  345605109
    Meeting Type:  Special
    Meeting Date:  15-Nov-2018
          Ticker:  FCEA
            ISIN:  US3456051099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Forest City Realty Trust, Inc. and the                    Mgmt          For                            For
       other transactions contemplated by the
       Agreement and Plan of Merger, and as it may
       be amended from time to time, among Forest
       City Realty Trust, Inc., Antlia Holdings
       LLC and Antlia Merger Sub Inc., as more
       particularly described in the Proxy
       Statement.

2.     To approve, by a non-binding, advisory                    Mgmt          For                            For
       vote, certain compensation arrangements for
       Forest City Realty Trust, Inc.'s named
       executive officers in connection with the
       merger, as more particularly described in
       the Proxy Statement.

3.     To approve any adjournments of the special                Mgmt          For                            For
       meeting for the purpose of soliciting
       additional proxies if there are not
       sufficient votes at the special meeting to
       approve proposal 1, as more particularly
       described in the Proxy Statement.




--------------------------------------------------------------------------------------------------------------------------
 GGP INC.                                                                                    Agenda Number:  934854527
--------------------------------------------------------------------------------------------------------------------------
        Security:  36174X101
    Meeting Type:  Special
    Meeting Date:  26-Jul-2018
          Ticker:  GGP
            ISIN:  US36174X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to adopt the Agreement and Plan of               Mgmt          For                            For
       Merger, dated as of March 26, 2018, by and
       among Brookfield Property Partners L.P.
       ("BPY"), Goldfinch Merger Sub Corp., and
       GGP Inc. ("GGP"), as amended on June 25,
       2018, and as may be further amended from
       time to time in accordance with its terms,
       pursuant to which BPY has agreed to acquire
       GGP through a series of transactions (the
       "Transactions").

2.     Proposal to approve amending and restating                Mgmt          For                            For
       the GGP certificate of incorporation to
       authorize new classes of capital stock and
       implement other ancillary amendments.

3.     Proposal to approve amending and restating                Mgmt          For                            For
       the GGP certificate of incorporation to
       remove the ability of stockholders to
       prohibit the board of directors of
       Brookfield Property REIT Inc., the new name
       of GGP after the consummation of the
       Transactions ("BPR"), from further amending
       the GGP bylaws that were amended by such
       stockholders.

4.     Proposal to approve amending and restating                Mgmt          For                            For
       the GGP certificate of incorporation to
       impose a voting requirement of 66 2/3% of
       the voting power of the capital stock
       entitled to vote to amend or repeal the GGP
       bylaws.

5.     Proposal to approve amending and restating                Mgmt          For                            For
       the GGP certificate of incorporation to
       impose a voting requirement of 66 2/3% of
       the voting power of the capital stock
       entitled to vote to remove a director of
       BPR.

6.     Proposal to approve amending and restating                Mgmt          For                            For
       the GGP bylaws to include a provision
       requiring BPR to include in its proxy
       statements and proxy cards director
       candidates selected by a BPY affiliate.

7.     Proposal to approve amending and restating                Mgmt          For                            For
       the GGP bylaws to eliminate the
       stockholders' power to call special
       meetings and to implement other ancillary
       amendments.

8.     Proposal to approve, by non-binding,                      Mgmt          For                            For
       advisory vote, the compensation that may
       become payable to the GGP named executive
       officers in connection with the
       Transactions.




--------------------------------------------------------------------------------------------------------------------------
 GRAMERCY PROPERTY TRUST                                                                     Agenda Number:  934854515
--------------------------------------------------------------------------------------------------------------------------
        Security:  385002308
    Meeting Type:  Special
    Meeting Date:  09-Aug-2018
          Ticker:  GPT
            ISIN:  US3850023082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the merger of Gramercy Property                Mgmt          For                            For
       Trust with and into BRE Glacier L.P., and
       the other transactions contemplated by the
       Agreement and Plan of Merger, among
       Gramercy Property Trust, GPT Operating
       Partnership LP, BRE Glacier Parent L.P.,
       BRE Glacier L.P. and BRE Glacier
       Acquisition L.P., as described in the Proxy
       Statement.

2.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to our named executive
       officers that is based on or otherwise
       relates to the merger, as more particularly
       described in the Proxy Statement.

3.     To approve any adjournment of the special                 Mgmt          For                            For
       meeting for the purpose of soliciting
       additional proxies if there are not
       sufficient votes at the special meeting to
       approve the merger and the other
       transactions contemplated by the merger
       agreement.




--------------------------------------------------------------------------------------------------------------------------
 HENNESSY CAPITAL ACQUIS. CORP III                                                           Agenda Number:  934884924
--------------------------------------------------------------------------------------------------------------------------
        Security:  42588L105
    Meeting Type:  Special
    Meeting Date:  17-Oct-2018
          Ticker:  HCAC
            ISIN:  US42588L1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       approve that certain Purchase Agreement,
       dated as of June 25, 2018 and amended as of
       July 12, 2018 (as may be further amended
       from time to time, the "Purchase
       Agreement"), by and between the Company and
       JFL-NRC-SES Partners, LLC ("JFL Partners"),
       and the transactions contemplated thereby
       (the "Business Combination"), which
       provides for the acquisition by the Company
       of all of the issued and outstanding
       membership interests of NRC Group Holdings,
       LLC from JFL Partners.

1a.    Intention to Exercise Redemption Rights: If               Mgmt          For
       you intend to exercise your redemption
       rights, please check "for" box. Checking
       this box, however, is not sufficient to
       exercise your redemption rights. You must
       comply with the procedures set forth in the
       definitive proxy statement under the
       heading "Special Meeting in Lieu of 2018
       Annual Meeting of Hennessy Capital
       Stockholders - Redemption Rights."

1b.    Shareholder Certification: I hereby certify               Mgmt          For
       that I am not acting in concert, or as a
       "group" (as defined in Section 13(d) (3) of
       the Securities Exchange Act of 1934, as
       amended), with any other stockholder with
       respect to the shares of common stock of
       the Company owned by me in connection with
       the proposed Business Combination between
       the Company and NRC Group Holdings, LLC.
       (For = I am not, Against = I am)

2.     To approve the amendment of the Company's                 Mgmt          For                            For
       certificate of incorporation (the "existing
       charter") to increase the Company's
       authorized preferred stock. Each of the
       Charter Proposals is conditioned on the
       approval of the Business Combination
       Proposal.

3.     To approve the amendment of the Company's                 Mgmt          For                            For
       existing charter to provide for the
       classification of the Company's board of
       directors into three classes of directors
       with staggered three-year terms of office
       and to make certain related changes. Each
       of the Charter Proposals is conditioned on
       the approval of the Business Combination
       Proposal.

4.     To approve the amendment of the Company's                 Mgmt          For                            For
       existing charter to provide for the removal
       of directors with or without cause by
       stockholders voting a majority of the
       outstanding shares of Company common stock,
       provided that at any time that JFL (as
       defined in the accompanying proxy
       statement) beneficially owns, in the
       aggregate, less than 50% of Company common
       stock, directors may be removed from office
       only for cause and only by the affirmative
       vote of holders of the majority of the
       outstanding shares of Company common stock.

5.     To approve the amendment of the Company's                 Mgmt          For                            For
       existing charter to provide that, for so
       long as JFL beneficially owns, in the
       aggregate, at least 50% of the outstanding
       shares of Company common stock, special
       meetings of the stockholders of the Company
       shall also be promptly called by or at the
       direction of the board or the chairman of
       the board upon the written request of JFL.
       Each of the Charter Proposals is
       conditioned on the approval of the Business
       Combination Proposal.

6.     To approve the amendment of the Company's                 Mgmt          For                            For
       existing charter to require an affirmative
       vote by the holders of at least 66.67% of
       the outstanding shares of Company common
       stock to amend, alter, change or repeal or
       adopt certain provisions of the proposed
       charter for so long as JFL beneficially
       owns, in the aggregate, at least 10% of
       outstanding shares of Company common stock.
       Each of the Charter Proposals is
       conditioned on the approval of the Business
       Combination Proposal.

7.     To approve the amendment of the Company's                 Mgmt          For                            For
       existing charter to require an affirmative
       vote of at least 66.67% of the outstanding
       shares of Company common stock to amend,
       alter or repeal the proposed amended and
       restated bylaws of the Company for so long
       as JFL beneficially owns, in the aggregate,
       at least 10% of the outstanding shares of
       Company common stock. Each of the Charter
       Proposals is conditioned on the approval of
       the Business Combination Proposal.

8.     To approve the amendment of the Company's                 Mgmt          For                            For
       existing charter to provide for certain
       changes to adopt ownership qualifications,
       restrictions, requirements and procedures
       to assist the Company in complying with
       certain provisions of the Jones Act (as
       defined in the accompanying proxy
       statement). Each of the Charter Proposals
       is conditioned on the approval of the
       Business Combination Proposal.

9.     To approve the amendment of the Company's                 Mgmt          For                            For
       existing charter to provide for certain
       additional changes, including changing the
       Company's name from "Hennessy Capital
       Acquisition Corp. III" to "NRC Group
       Holdings Corp.," which the Company's board
       of directors believes are necessary to
       adequately address the post-Business
       Combination needs of the Company. Each of
       the Charter Proposals is conditioned on the
       approval of the Business Combination
       Proposal.

10.    DIRECTOR
       James Baumgardner                                         Mgmt          For                            For
       Christian Swinbank                                        Mgmt          For                            For
       John Rapaport                                             Mgmt          For                            For
       James F. O'Neil III                                       Mgmt          For                            For

11.    Incentive Plan Proposal - To approve the                  Mgmt          For                            For
       NRC Group Holdings Corp. 2018 Equity and
       Incentive Compensation Plan. The Incentive
       Plan Proposal is conditioned on the
       approval of the Business Combination
       Proposal and Proposal 2.

12.    To approve (i) the issuance of shares of                  Mgmt          For                            For
       common stock to JFL Partners (ii) the
       issuance of up to 2,439,025 shares of
       Company common stock and up to 1,000,000
       shares of Series A Convertible Preferred
       Stock, (iii) the issuance by the Company of
       1,951,220 shares of Company common stock
       and 300,000 shares of Series A Convertible
       Preferred Stock convertible into shares of
       Company common stock to JFLCo or one or
       more of its affiliated investment funds and
       (iv) the potential change of control of the
       Company under the NYSE American listing
       rules.

13.    Adjournment Proposal - To adjourn the                     Mgmt          For                            For
       special meeting to a later date or dates,
       if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve the Business Combination
       Proposal, the Charter Proposals, the
       Director Election Proposal, the Incentive
       Plan Proposal or the NYSE Proposal.




--------------------------------------------------------------------------------------------------------------------------
 ILG INC                                                                                     Agenda Number:  934861952
--------------------------------------------------------------------------------------------------------------------------
        Security:  44967H101
    Meeting Type:  Special
    Meeting Date:  28-Aug-2018
          Ticker:  ILG
            ISIN:  US44967H1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the transactions contemplated by               Mgmt          For                            For
       the Agreement and Plan of Merger, dated as
       of April 30, 2018 (the "merger agreement"),
       by and among ILG, Marriott Vacations
       Worldwide Corporation, a Delaware
       corporation ("MVW"), Ignite Holdco, Inc., a
       wholly-owned direct subsidiary of ILG
       ("Holdco"), Ignite Holdco Subsidiary, Inc.,
       a wholly-owned direct subsidiary of Holdco
       ("Ignite Merger Sub"), Volt Merger Sub,
       Inc., a wholly-owned direct subsidiary of
       MVW ("Volt Corporate Merger Sub"), (the
       "combination transactions").

2.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to ILG's named executive
       officers in connection with the combination
       transactions.

3.     To adjourn the ILG Special Meeting, if                    Mgmt          For                            For
       necessary or appropriate, to solicit
       additional proxies.




--------------------------------------------------------------------------------------------------------------------------
 INDUSTREA ACQUISITION CORP.                                                                 Agenda Number:  934903899
--------------------------------------------------------------------------------------------------------------------------
        Security:  45579J104
    Meeting Type:  Special
    Meeting Date:  04-Dec-2018
          Ticker:  INDU
            ISIN:  US45579J1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal: Approve                Mgmt          For                            For
       and adopt the Agreement and Plan of Merger,
       dated as of September 7, 2018, by and among
       the Company, Concrete Pumping Holdings
       Acquisition Corp., a Delaware corporation
       and wholly-owned subsidiary of the Company
       ("Newco"), Concrete Pumping Holdings, Inc.,
       a Delaware corporation ("CPH"), certain
       subsidiaries of Newco, and PGP Investors,
       LLC, solely in its capacity as the initial
       Holder Representative, a copy of which is
       attached to the proxy statement/prospectus
       as Annex A.

2.     The Nasdaq Proposal: To approve, for                      Mgmt          For                            For
       puposes of complying with applicable Nasdaq
       listing rules, the issuance of more than
       20% of the Company's issued and outstanding
       common stock pursuant to the Business
       Combination.

3.     The Charter Proposals: To approve the                     Mgmt          For                            For
       following material differences between the
       proposed amended and restated certificate
       of incorporation of Newco (the "Newco
       Charter"): The name of the new public
       company will be Concrete Pumping Holdings,
       Inc. as opposed to "Industrea Acquisition
       Corp."

4.     The Charter Proposals: To approve the                     Mgmt          For                            For
       following material differences between the
       proposed amended and restated certificate
       of incorporation of Newco (the "Newco
       Charter"): Newco will have 500,000,000
       authorized shares of common stock and
       10,000,000 authorized shares of preferred
       stock, as opposed to the Company having
       220,000,000 authorized shares of common
       stock and 1,000,000 authorized shares of
       preferred stock.

5.     The Charter Proposals: To approve the                     Mgmt          For                            For
       following material differences between the
       proposed amended and restated certificate
       of incorporation of Newco (the "Newco
       Charter"): The Newco Charter will not
       include the various provisions applicable
       only to special purpose acquisition
       companies that the Industrea Charter
       contains (such as the obligation to
       dissolve and liquidate if a business
       combination is not consummated in a certain
       period of time).

6.     DIRECTOR
       Heather L. Faust                                          Mgmt          For                            For
       David G. Hall                                             Mgmt          For                            For
       Iain Humphries                                            Mgmt          For                            For
       Brian Hodges                                              Mgmt          For                            For
       John M. Piecuch                                           Mgmt          For                            For
       Howard D. Morgan                                          Mgmt          For                            For
       David A. B. Brown                                         Mgmt          For                            For
       Tariq Osman                                               Mgmt          For                            For
       Bruce Young                                               Mgmt          For                            For

7.     The Incentive Plan Proposal: To approve the               Mgmt          For                            For
       Concrete Pumping Holdings, Inc. 2018
       Omnibus Incentive Plan, which is an
       incentive compensation plan for employees,
       directors and consultants of Newco and its
       subsidiaries, including CPH, a copy of
       which is attached to the proxy
       statement/prospectus as Annex C.

8.     The Adjournment Proposal: To approve the                  Mgmt          For                            For
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of the
       Business Combination Proposal, the Nasdaq
       Proposal, the Charter Proposals or the
       Incentive Plan Proposal. This proposal will
       only be presented at the Special Meeting if
       there are not sufficient votes to approve
       the Business Combination Proposal the
       Nasdaq Proposal.




--------------------------------------------------------------------------------------------------------------------------
 KAPSTONE PAPER & PACKAGING CORPORATION                                                      Agenda Number:  934863906
--------------------------------------------------------------------------------------------------------------------------
        Security:  48562P103
    Meeting Type:  Special
    Meeting Date:  06-Sep-2018
          Ticker:  KS
            ISIN:  US48562P1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adoption of the Agreement and Plan of                     Mgmt          For                            For
       Merger, dated as of January 28, 2018, as it
       may be amended from time to time, among the
       Company, WestRock Company, Whiskey Holdco,
       Inc., Whiskey Merger Sub, Inc. and Kola
       Merger Sub, Inc. (the "merger proposal").

2.     Adjournment of the special meeting, if                    Mgmt          For                            For
       necessary or appropriate, to solicit
       additional proxies if there are not
       sufficient votes to approve the merger
       proposal.

3.     Non-binding advisory approval of the                      Mgmt          For                            For
       compensation and benefits that may be paid,
       become payable or be provided to the
       Company's named executive officers in
       connection with the mergers.




--------------------------------------------------------------------------------------------------------------------------
 KAYNE ANDERSON ACQUISITION CORP.                                                            Agenda Number:  934891397
--------------------------------------------------------------------------------------------------------------------------
        Security:  48661U102
    Meeting Type:  Special
    Meeting Date:  06-Nov-2018
          Ticker:  KAAC
            ISIN:  US48661U1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       consider and vote upon a proposal to (a)
       approve and adopt the Contribution
       Agreement; (b) approve such acquisition and
       the other transactions contemplated by the
       Contribution Agreement (the "business
       combination" and such proposal, the
       "Business Combination Proposal"). A copy of
       the Contribution Agreement is attached to
       the accompanying proxy statement as Annex
       A. The Business Combination Proposal is
       conditioned on the approval of the Charter
       Proposals and the NASDAQ Proposal.

1a.    Stockholder Certification I hereby certify                Mgmt          Take No Action
       that I am not acting in concert, or as a
       "group" (as defined in Section 13(d)(3) of
       the Securities Exchange Act of 1934, as
       amended), with any other stockholder with
       respect to the Shares in connection with
       the proposed business combination.

2.     The Class C Charter Proposal - To consider                Mgmt          For                            For
       and vote upon a proposal to approve and
       adopt  amendments to KAAC's amended and
       restated certificate of incorporation (the
       "Charter") to create a new class of capital
       stock designated as Class C Common Stock,
       par value $0.0001 per share (the "Class C
       Common Stock" and such proposal, the "Class
       C Charter Proposal"). The Class C Charter
       Proposal is conditioned on the approval of
       the Combination Proposal, the other Charter
       Proposals (as defined below) and the NASDAQ
       Proposal (as defined below).

3.     The Authorized Class A Share Charter                      Mgmt          For                            For
       Proposal - To consider and vote upon a
       proposal to approve and adopt an amendment
       to the Charter to increase the number of
       authorized shares of KAAC's Class A Common
       Stock, par value $0.0001 per share, from
       200,000,000 shares to 1,500,000,000 shares.
       The Authorized Class A Share Charter
       Proposal is conditioned on the approval of
       the Business Combination Proposal, the
       other Charter Proposals and the NASDAQ
       Proposal. A copy of the Second A&R Charter
       is attached to accompanying proxy statement
       as Annex B.

4.     The Authorized Preferred Share Charter                    Mgmt          For                            For
       Proposal - To consider and vote upon a
       proposal to approve and adopt an amendment
       to the Charter to increase the number of
       authorized shares of KAAC's preferred
       stock, par value $0.0001 per share, from
       1,000,000 shares to 50,000,000 shares. The
       Authorized Preferred Share Charter Proposal
       is conditioned on the approval of the
       Business Combination Proposal, the other
       Charter Proposals and the NASDAQ Proposal.
       A copy of the Second A&R Charter is
       attached to the accompanying proxy
       statement as Annex B.

5.     The Board Declassification Proposal - To                  Mgmt          For                            For
       consider and vote upon a proposal to
       approve and adopt amendments to the Charter
       to declassify our board of directors upon
       the closing of the business combination.
       The Board Declassification Proposal is
       conditioned on the approval of the Business
       Combination Proposal, the other Charter
       Proposals and the NASDAQ Proposal. A copy
       of the Second A&R Charter reflecting the
       proposed amendment pursuant to the Board
       Declassification Proposal is attached to
       the accompanying proxy statement as Annex
       B.

6.     To consider and vote upon a proposal to                   Mgmt          For                            For
       approve and adopt amendments to the Charter
       eliminating provisions in the Charter
       relating to our initial business
       combination that will no longer be
       applicable to us following the closing of
       the business combination (the "Additional
       Charter Proposal" and, together with the
       Class C Charter Proposal, the Authorized
       Class A Share Charter Proposal, the
       Authorized Preferred Share Charter Proposal
       and the Board Declassification Proposal,
       the "Charter Proposals").

7.     The NASDAQ Proposal-To approve:(a) issuance               Mgmt          For                            For
       of up to 7,313,028 shares of Cl A Common
       Stock & 250,000,000 shares of Cl C Common
       Stock to Apache Contributor;(b) future
       issuance of up to 250,000,000 shares of Cl
       A Common Stock to Apache Contributor;
       (c)issuance of 3,182,140 warrants to Apache
       Contributor;(d) future issuance of up to
       37,500,000 shares of Cl A Common Stock to
       Apache Contributor as earn-out
       consideration;(e)issuance & sale of
       57,234,023 shares of Cl A Common Stock to
       certain qualified institutional buyers and
       accredited investors.

8.     The Director Election Proposal - To                       Mgmt          For                            For
       consider and vote upon a proposal to elect
       one director to serve as a Class I director
       on our board of directors for a term of
       three years expiring at the annual meeting
       of stockholders to be held in 2021: D. Mark
       Leland

9.     The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the Special Meeting to a
       later date or dates, if necessary or
       appropriate, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of the
       Business Combination Proposal, the Charter
       Proposals, the NASDAQ Proposal or the
       Director Election Proposal. The Adjournment
       Proposal is not conditioned on the approval
       of any other Proposal.




--------------------------------------------------------------------------------------------------------------------------
 L3 TECHNOLOGIES, INC.                                                                       Agenda Number:  934934832
--------------------------------------------------------------------------------------------------------------------------
        Security:  502413107
    Meeting Type:  Special
    Meeting Date:  04-Apr-2019
          Ticker:  LLL
            ISIN:  US5024131071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and vote on a proposal (the "L3               Mgmt          For                            For
       merger agreement proposal") to adopt the
       Agreement and Plan of Merger, dated as of
       October 12, 2018 (as it may be amended from
       time to time), by and among Harris
       Corporation, L3 Technologies, Inc. and
       Leopard Merger Sub Inc., pursuant to which
       Leopard Merger Sub Inc. will merge with and
       into L3 Technologies, Inc. and L3
       Technologies, Inc. will continue as the
       surviving corporation and wholly-owned
       subsidiary of Harris Corporation.

2.     To consider and vote on an advisory                       Mgmt          For                            For
       (non-binding) proposal (the "L3
       compensation proposal") to approve the
       executive officer compensation that may be
       paid or become payable to L3 Technologies,
       Inc.'s named executive officers in
       connection with the merger.

3.     To consider and vote on a proposal (the "L3               Mgmt          For                            For
       adjournment proposal") to approve the
       adjournment of the Special Meeting of L3
       stockholders, if necessary or appropriate,
       including to solicit additional proxies if
       there are not sufficient votes at the time
       of the Special Meeting to approve the
       merger agreement proposal or to ensure that
       any supplement or amendment to the
       accompanying joint proxy
       statement/prospectus is timely provided to
       L3 stockholders.




--------------------------------------------------------------------------------------------------------------------------
 LEISURE ACQUISITION CORP.                                                                   Agenda Number:  934902037
--------------------------------------------------------------------------------------------------------------------------
        Security:  52539T107
    Meeting Type:  Annual
    Meeting Date:  14-Dec-2018
          Ticker:  LACQ
            ISIN:  US52539T1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Marc J. Falcone                                           Mgmt          For                            For

2.     To ratify the selection by our Audit                      Mgmt          For                            For
       Committee of Marcum LLP to serve as the
       Company's independent registered public
       accounting firm for the fiscal year ending
       December 31, 2018.




--------------------------------------------------------------------------------------------------------------------------
 MELLANOX TECHNOLOGIES LTD.                                                                  Agenda Number:  935045749
--------------------------------------------------------------------------------------------------------------------------
        Security:  M51363113
    Meeting Type:  Special
    Meeting Date:  20-Jun-2019
          Ticker:  MLNX
            ISIN:  IL0011017329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Are you a Parent Affiliate (as defined in                 Mgmt          For
       the Proxy Statement)? By selecting FOR I
       confirm that I AM NOT a Parent Affiliate
       and by selecting AGAINST I confirm that I
       AM a Parent Affiliate.

1b.    The Merger Proposal: To approve the                       Mgmt          For                            For
       acquisition of the Company by NVIDIA
       International Holdings Inc., a Delaware
       corporation ("Parent"), including the
       approval of (a) the Agreement and Plan of
       Merger (as it may be amended from time to
       time, the "Merger Agreement"), dated March
       10, 2019, by and among Parent, Teal Barvaz
       Ltd., a company organized under the laws of
       the State of Israel and a wholly-owned
       subsidiary of Parent ("Merger Sub"), NVIDIA
       Corporation, a Delaware corporation ...(due
       to space limits, see proxy material for
       full proposal).

2.     The Adjournment Proposal: To approve the                  Mgmt          For                            For
       adjournment of the Extraordinary General
       Meeting to a later date or dates if
       necessary to solicit additional proxies if
       there are insufficient votes to approve the
       Merger Proposal at the time of the
       Extraordinary General Meeting.

3.     The Merger-Related Executive Compensation                 Mgmt          For                            For
       Proposal: To approve on a nonbinding,
       advisory basis, any "golden parachute
       compensation" that will or may become
       payable to the Company's named executive
       officers in connection with the Merger.

4a.    Do you have a Personal Interest (as defined               Mgmt          Take No Action
       in the Proxy Statement) with regards to
       Proposal 4b? By selecting FOR I confirm
       that I DO NOT HAVE a Personal Interest and
       by selecting AGAINST I confirm I DO HAVE a
       Personal Interest in voting this proposal.

4b.    The CEO Base Salary Proposal: To approve                  Mgmt          For                            For
       the increase in annual base cash
       compensation for Eyal Waldman, our chief
       executive officer, from $610,000 to
       $650,000.

5a.    Do you have a Personal Interest with                      Mgmt          Take No Action
       regards to Proposal 5b? By selecting FOR I
       confirm that I DO NOT HAVE a Personal
       Interest and by selecting AGAINST I confirm
       I DO HAVE a Personal Interest in voting
       this proposal.

5b.    The CEO Cash Incentive Proposal: To approve               Mgmt          For                            For
       the grant to Mr. Waldman of a 2019
       performance-based cash incentive award,
       which will be tied to the Company's
       achievement of pre-established revenue and
       adjusted operating income objectives for
       fiscal 2019 and which will be measured and
       paid, if earned, in 2020.

6a.    Do you have a Personal Interest with                      Mgmt          Take No Action
       regards to Proposal 6b? By selecting FOR I
       confirm that I DO NOT HAVE a Personal
       Interest and by selecting AGAINST I confirm
       I DO HAVE a Personal Interest in voting
       this proposal.

6b.    The CEO Severance Proposal: To approve the                Mgmt          For                            For
       amendment and restatement of Mr. Waldman's
       executive severance benefits agreement, in
       accordance with the Amended Severance
       Agreement attached as Annex D to the Proxy
       Statement, to (i) amend the benefits
       thereunder to two years of base salary and
       two years of target bonus (to be paid in
       accordance with the terms and conditions
       therein) and vesting acceleration of 100%
       of his equity awards in the event of
       certain employment terminations ...(due to
       space limits, see proxy material for full
       proposal).

7a.    Do you have a Personal Interest (as defined               Mgmt          Take No Action
       in the Proxy Statement) with regards to
       Proposal 7b? By selecting FOR I confirm
       that I DO NOT HAVE a Personal Interest and
       by selecting AGAINST I confirm I DO HAVE a
       Personal Interest in voting this proposal.

7b.    The CEO Equity Award Proposal: To approve                 Mgmt          For                            For
       the grant to Mr.Waldman of a 2019 equity
       incentive award of 55,696 restricted share
       units.

8a.    Do you have a Personal Interest (as defined               Mgmt          Take No Action
       in the Proxy Statement) with regards to
       Proposal 8b? By selecting FOR I confirm
       that I DO NOT HAVE a Personal Interest and
       by selecting AGAINST I confirm I DO HAVE a
       Personal Interest in voting this proposal.

8b.    The CEO Tax Equalization Proposal: To                     Mgmt          For                            For
       approve certain tax equalization payments
       to Mr. Waldman to reimburse Mr. Waldman for
       additional personal income tax liability
       incurred as the result of him allocating
       his time between Israel and the United
       States in the amount of $54,000 for the
       2018 tax year and an amount to be
       determined consistently with past practice
       but not to exceed $125,000 for the 2019 tax
       year to be made as soon as administratively
       practicable after the tax differential is
       ...(due to space limits, see proxy material
       for full proposal).

9.     The Waters Bonus Proposal: To approve                     Mgmt          For                            For
       payment of a cash bonus of $25,000 to Greg
       Waters, an independent member of the
       Company's board of directors, in
       recognition of his services with respect to
       the Merger.




--------------------------------------------------------------------------------------------------------------------------
 MODERN MEDIA ACQUISITION CORP.                                                              Agenda Number:  934921695
--------------------------------------------------------------------------------------------------------------------------
        Security:  60765P103
    Meeting Type:  Special
    Meeting Date:  08-Feb-2019
          Ticker:  MMDM
            ISIN:  US60765P1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment: Proposal to amend the                Mgmt          For                            For
       Company's Second Amended and Restated
       Certificate of Incorporation to extend the
       date by which the Company must consummate a
       business combination from February 17, 2019
       to June 17, 2019.

2.     Trust Amendment: Proposal to amend the                    Mgmt          For                            For
       Investment Management Trust Agreement,
       dated as of May 17, 2017, between the
       Company and Continental Stock Transfer &
       Trust Company ("Continental"), to extend
       the date on which Continental must
       liquidate the trust account established in
       connection with the Company's initial
       public offering if the Company has not
       completed a business combination from
       February 17, 2019 to June 17, 2019.

3a.    Election of Class I Director: John White                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MODERN MEDIA ACQUISITION CORP.                                                              Agenda Number:  935036738
--------------------------------------------------------------------------------------------------------------------------
        Security:  60765P103
    Meeting Type:  Special
    Meeting Date:  14-Jun-2019
          Ticker:  MMDM
            ISIN:  US60765P1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment: Proposal to amend the                Mgmt          For                            For
       Company's Second Amended and Restated
       Certificate of Incorporation to extend the
       date by which the Company must consummate a
       business combination from June 17, 2019 to
       August 17, 2019.

2.     Trust Amendment: Proposal to amend the                    Mgmt          For                            For
       Investment Management Trust Agreement,
       dated as of May 17, 2017, between the
       Company and Continental Stock Transfer &
       Trust Company ("Continental"), to extend
       the date on which Continental must
       liquidate the trust account established in
       connection with the Company's initial
       public offering if the Company has not
       completed a business combination from June
       17, 2019 to August 17, 2019.

3.     Adjournment Proposal: Proposal to direct                  Mgmt          For                            For
       the chairman of the special meeting to
       adjourn the special meeting to a later date
       or dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve the Proposals 1 and 2.




--------------------------------------------------------------------------------------------------------------------------
 NEWFIELD EXPLORATION COMPANY                                                                Agenda Number:  934920225
--------------------------------------------------------------------------------------------------------------------------
        Security:  651290108
    Meeting Type:  Special
    Meeting Date:  12-Feb-2019
          Ticker:  NFX
            ISIN:  US6512901082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of October 31, 2018 (as it may be
       amended from time to time, the "merger
       agreement"), a copy of which is attached as
       Annex A to the joint proxy
       statement/prospectus of which this proxy
       card is a part, among Newfield Exploration
       Company ("Newfield"), Encana Corporation, a
       Canadian corporation ("Encana"), and
       Neapolitan Merger Corp., a Delaware
       corporation and an indirect wholly-owned
       subsidiary of Encana ("Merger Sub").

2.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to Newfield's named
       executive officers in connection with the
       merger.

3.     To approve the adjournment of the Newfield                Mgmt          For                            For
       special meeting, if necessary or
       appropriate, to solicit additional proxies
       if there are not sufficient votes to adopt
       the merger agreement.




--------------------------------------------------------------------------------------------------------------------------
 OCEAN RIG UDW INC                                                                           Agenda Number:  934891412
--------------------------------------------------------------------------------------------------------------------------
        Security:  G66964118
    Meeting Type:  Special
    Meeting Date:  29-Nov-2018
          Ticker:  ORIG
            ISIN:  KYG669641188
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of a special resolution pursuant                 Mgmt          For                            For
       to the Cayman Islands Companies Law (2018
       Revision) of the laws of the Cayman Islands
       and the Second Amended and Restated
       Memorandum and Articles of Association (the
       "Articles") of Ocean Rig UDW Inc. ("Ocean
       rig") to approve the merger agreement,
       dated as of September 3, 2018 (the "Merger
       Agreement"), by and among Ocean Rig,
       Transocean Ltd. ("Transocean"), Transocean
       Oceanus Holdings Limited, and Transocean
       Oceanus Limited ("Merger Sub"), and the
       transactions contemplated thereby.

2.     Approval of adjournments of the Ocean Rig                 Mgmt          For                            For
       Extraordinary General Meeting, if
       necessary, to permit further solicitation
       of proxies if there are not sufficient
       votes at the time of the meeting to approve
       the Merger Agreement.

1a.    Election to be a Drag-Along Seller (as                    Mgmt          Take No Action
       defined in the Articles) and to authorize
       the officers of Transocean to take all such
       actions to effect the transactions
       contemplated by the Merger Agreement as a
       Drag-Along Sale (as defined in the
       Articles) in accordance with Article 6.2.2
       of the Articles, to the extent permitted
       thereunder and Transocean determines it is
       advisable to pursue a Drag-Along Sale,
       provided that in all cases the Merger
       Agreement has not been terminated in
       accordance with its terms.




--------------------------------------------------------------------------------------------------------------------------
 ORBOTECH LTD.                                                                               Agenda Number:  934849843
--------------------------------------------------------------------------------------------------------------------------
        Security:  M75253100
    Meeting Type:  Special
    Meeting Date:  12-Jul-2018
          Ticker:  ORBK
            ISIN:  IL0010823388
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE AND ADOPT (I) THE AGREEMENT AND                Mgmt          For                            For
       PLAN OF MERGER DATED MARCH 18, 2018, AS
       AMENDED (THE "MERGER AGREEMENT"), AMONG
       KLA-TENCOR CORPORATION ("KLA-TENCOR"),
       TIBURON MERGER SUB TECHNOLOGIES LTD.
       ("MERGER SUB") AND THE COMPANY; (II) THE
       MERGER OF MERGER SUB WITH AND INTO THE
       COMPANY (THE "MERGER") ON THE TERMS AND
       SUBJECT TO THE CONDITIONS SET FORTH IN THE
       MERGER AGREEMENT AND IN ACCORDANCE WITH THE
       PROVISIONS OF SECTIONS 314-327 OF THE
       ISRAELI COMPANIES LAW, 1999 AND THE RULES
       AND REGULATIONS PROMULGATED THEREUNDER.

1a.    Are you KLA-Tencor, Merger Sub, or a KLA                  Mgmt          Against
       Related Person (as such term is defined in
       the Proxy Statement) with respect to the
       item listed above? If you have not marked
       "NO" on the proxy (or in your electronic
       submission), thereby confirming you are not
       KLA-Tencor, Merger Sub, or a KLA Related
       Person, your vote will not be counted for
       purposes of the Merger Majority (as such
       term is defined in the Proxy Statement).
       Mark "for" = yes or "against" = no.




--------------------------------------------------------------------------------------------------------------------------
 PENSARE ACQUISITION CORP                                                                    Agenda Number:  934919741
--------------------------------------------------------------------------------------------------------------------------
        Security:  70957E105
    Meeting Type:  Special
    Meeting Date:  28-Jan-2019
          Ticker:  WRLS
            ISIN:  US70957E1055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Amendment: Amend Pensare's                    Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation to extend the date by which
       the Company has to consummate a business
       combination (the "Extension") for an
       additional three months, from February 1,
       2019 to May 1, 2019, and permit holders of
       public shares to redeem their shares for
       their pro rata portion of the trust
       account.

2.     DIRECTOR
       U. Bertram Ellis, Jr.                                     Mgmt          For                            For
       Karl Krapek                                               Mgmt          For                            For
       Dennis Lockhart                                           Mgmt          For                            For
       Dr. Klaas Baks                                            Mgmt          For                            For

3.     Ratification of Selection of Independent                  Mgmt          For                            For
       Registered Public Accounting Firm: To
       ratify the selection by our Audit Committee
       of Marcum LLP to serve as the Company's
       independent registered public accounting
       firm for the fiscal year ending March 31,
       2019.




--------------------------------------------------------------------------------------------------------------------------
 PENSARE ACQUISITION CORP                                                                    Agenda Number:  934985207
--------------------------------------------------------------------------------------------------------------------------
        Security:  70957E105
    Meeting Type:  Special
    Meeting Date:  29-Apr-2019
          Ticker:  WRLS
            ISIN:  US70957E1055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Amendment: To amend Pensare's                 Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation to extend the date by which
       the Company has to consummate a business
       combination (the "Extension") for an
       additional three months, from May 1, 2019
       to August 1, 2019, and permit holders of
       public shares to redeem their shares for
       their pro rata portion of the trust
       account.

2.     Adjournment of the Meeting: To direct the                 Mgmt          For                            For
       chairman of the special meeting to adjourn
       the special meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve any of the foregoing
       proposal.




--------------------------------------------------------------------------------------------------------------------------
 PINNACLE FOODS INC.                                                                         Agenda Number:  934878995
--------------------------------------------------------------------------------------------------------------------------
        Security:  72348P104
    Meeting Type:  Special
    Meeting Date:  23-Oct-2018
          Ticker:  PF
            ISIN:  US72348P1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Agreement and Plan of Merger,                   Mgmt          For                            For
       dated as of June 26, 2018, as it may be
       amended from time to time (the "merger
       agreement"), by and among Pinnacle Foods
       Inc., a Delaware corporation, Conagra
       Brands Inc., a Delaware corporation, and
       Patriot Merger Sub Inc., a Delaware
       corporation.

2.     Approve, on a non-binding, advisory basis,                Mgmt          For                            For
       the compensation that may be paid or may
       become payable to Pinnacle Foods Inc.'s
       named executive officers in connection
       with, or following, the closing of the
       merger contemplated by the merger
       agreement.

3.     Approve adjournments of the Special                       Mgmt          For                            For
       Meeting, if necessary or appropriate, to
       solicit additional proxies in favor of the
       proposal to adopt the merger agreement at
       the time of the Special Meeting.




--------------------------------------------------------------------------------------------------------------------------
 QUANTENNA COMMUNICATIONS, INC.                                                              Agenda Number:  935036714
--------------------------------------------------------------------------------------------------------------------------
        Security:  74766D100
    Meeting Type:  Special
    Meeting Date:  14-Jun-2019
          Ticker:  QTNA
            ISIN:  US74766D1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to adopt Agreement and Plan of                   Mgmt          For                            For
       Merger, (which we refer to as "merger
       agreement"), among ON Semiconductor
       Corporation (which we refer to as "ON
       Semiconductor"), Raptor Operations Sub,
       Inc. (which we refer to as "Merger Sub"),
       which is a wholly owned subsidiary of ON
       Semiconductor, and Quantenna
       Communications, Inc. (which we refer to as
       "Quantenna"), pursuant to which Merger Sub
       will be merged with and into Quantenna
       (which we refer to as "merger").

2.     To consider and vote on a non-binding,                    Mgmt          For                            For
       advisory proposal to approve specified
       compensation that will or may become
       payable to Quantenna's named executive
       officers in connection with the merger.

3.     To consider and vote on a proposal to                     Mgmt          For                            For
       adjourn the special meeting, if necessary,
       to solicit additional proxies if there are
       not sufficient votes at the time of the
       special meeting to adopt the merger
       agreement.




--------------------------------------------------------------------------------------------------------------------------
 RED HAT, INC.                                                                               Agenda Number:  934914222
--------------------------------------------------------------------------------------------------------------------------
        Security:  756577102
    Meeting Type:  Special
    Meeting Date:  16-Jan-2019
          Ticker:  RHT
            ISIN:  US7565771026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger                 Mgmt          For                            For
       (as it may be amended from time to time),
       dated as of October 28, 2018, which we
       refer to as the merger agreement, by and
       among Red Hat, Inc., International Business
       Machines Corporation and Socrates
       Acquisition Corp.

2.     To approve, by means of a non-binding,                    Mgmt          For                            For
       advisory vote, compensation that will or
       may become payable to the named executive
       officers of Red Hat, Inc. in connection
       with the merger.

3.     To approve one or more adjournments of the                Mgmt          For                            For
       special meeting to a later date or dates,
       if necessary or appropriate, to solicit
       additional proxies if there are
       insufficient votes to adopt the merger
       agreement at the then-scheduled date and
       time of the special meeting.




--------------------------------------------------------------------------------------------------------------------------
 RITE AID CORPORATION                                                                        Agenda Number:  934853195
--------------------------------------------------------------------------------------------------------------------------
        Security:  767754104
    Meeting Type:  Special
    Meeting Date:  09-Aug-2018
          Ticker:  RAD
            ISIN:  US7677541044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The proposal to adopt the Agreement and                   Mgmt          For                            For
       Plan of Merger, dated as of February 18,
       2018 (the "Merger Agreement"), among
       Albertsons Companies, Inc., Ranch
       Acquisition Corp., Ranch Acquisition II LLC
       and Rite Aid Corporation ("Rite Aid"), as
       it may be amended from time to time.

2.     The proposal to approve, by means of a                    Mgmt          For                            For
       non-binding, advisory vote, compensation
       that will or may become payable to Rite
       Aid's named executive officers in
       connection with the merger contemplated by
       the Merger Agreement.

3.     The proposal to approve one or more                       Mgmt          For                            For
       adjournments of the Special Meeting to a
       later date or dates, if necessary or
       appropriate, to solicit additional proxies
       if there are insufficient votes to adopt
       the Merger Agreement at the time of the
       Special Meeting.




--------------------------------------------------------------------------------------------------------------------------
 RITE AID CORPORATION                                                                        Agenda Number:  934883718
--------------------------------------------------------------------------------------------------------------------------
        Security:  767754104
    Meeting Type:  Annual
    Meeting Date:  30-Oct-2018
          Ticker:  RAD
            ISIN:  US7677541044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Joseph B. Anderson,                 Mgmt          For                            For
       Jr.

1b.    Election of Director: Bruce G. Bodaken                    Mgmt          For                            For

1c.    Election of Director: Robert E. Knowling,                 Mgmt          For                            For
       Jr.

1d.    Election of Director: Kevin E. Lofton                     Mgmt          For                            For

1e.    Election of Director: Louis P. Miramontes                 Mgmt          For                            For

1f.    Election of Director: Arun Nayar                          Mgmt          For                            For

1g.    Election of Director: Michael N. Regan                    Mgmt          For                            For

1h.    Election of Director: John T. Standley                    Mgmt          For                            For

1i.    Election of Director: Marcy Syms                          Mgmt          For                            For

2.     Ratify the appointment of Deloitte & Touche               Mgmt          For                            For
       LLP as our independent registered public
       accounting firm.

3.     Approve, on an advisory basis, the                        Mgmt          For                            For
       compensation of our named executive
       officers as presented in the proxy
       statement.

4.     Consider a stockholder proposal, if                       Shr           Against                        For
       properly presented at the Annual Meeting,
       seeking to adopt a policy that the chairman
       be an independent director.

5.     Consider a stockholder proposal, if                       Shr           Against                        For
       properly presented at the Annual Meeting,
       seeking a sustainability report.

6.     Consider a stockholder proposal, if                       Shr           Against                        For
       properly presented at the Annual Meeting,
       seeking a report on governance measures
       related to opioids.




--------------------------------------------------------------------------------------------------------------------------
 SENDGRID, INC.                                                                              Agenda Number:  934916327
--------------------------------------------------------------------------------------------------------------------------
        Security:  816883102
    Meeting Type:  Special
    Meeting Date:  30-Jan-2019
          Ticker:  SEND
            ISIN:  US8168831027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger                 Mgmt          For                            For
       and Reorganization, dated October 15, 2018,
       among Twilio Inc., Topaz Merger Subsidiary,
       Inc., and SendGrid, Inc., as amended on
       December 13, 2018 and as such agreement may
       be further amended from time to time (the
       "merger agreement").

2.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to SendGrid's named
       executive officers that is based on or
       otherwise relates to the merger agreement
       and the transactions contemplated by the
       merger agreement.

3.     To approve adjournments of the SendGrid                   Mgmt          For                            For
       special meeting, if necessary and
       appropriate, to solicit additional proxies
       if there are not sufficient votes to
       approve the SendGrid merger proposal.




--------------------------------------------------------------------------------------------------------------------------
 SHIRE PLC                                                                                   Agenda Number:  934899622
--------------------------------------------------------------------------------------------------------------------------
        Security:  82481R106
    Meeting Type:  Special
    Meeting Date:  05-Dec-2018
          Ticker:  SHPG
            ISIN:  US82481R1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the Scheme of Arrangement.                     Mgmt          For                            For

2.     Special Resolution: THAT for the purpose of               Mgmt          For                            For
       giving effect to the Scheme of Arrangement:
       (1) the Board of Directors of the Company
       (the "Board") be authorized to take all
       such action as they may consider necessary
       or appropriate for carrying the Scheme of
       Arrangement into effect, (2) the articles
       of association of the Company be amended by
       the adoption and inclusion of a new Article
       154 and (3) conditional upon and with
       effect from the sanctioning of the Scheme
       of Arrangement ...(due to space limits, see
       proxy material for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 SPECTRA ENERGY PARTNERS, LP                                                                 Agenda Number:  934901390
--------------------------------------------------------------------------------------------------------------------------
        Security:  84756N109
    Meeting Type:  Consent
    Meeting Date:  13-Dec-2018
          Ticker:  SEP
            ISIN:  US84756N1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of merger of Autumn Acquisition                  Mgmt          For                            For
       Sub, LLC, a Delaware limited liability
       company & an indirect wholly-owned
       subsidiary of Enbridge Inc., with & into
       Spectra Energy Partners, LP (SEP), with SEP
       continuing as surviving entity & an
       indirect wholly-owned subsidiary of
       Enbridge, & approval of  Agreement & Plan
       of Merger, as such agreement may be amended
       from time to time, entered into by & among
       SEP, Spectra Energy Partners (DE) GP, LP,
       Enbridge, Enbridge (U.S.) Inc., Merger Sub
       and, solely for purposes of Article I,
       Article II & Article XI therein.




--------------------------------------------------------------------------------------------------------------------------
 SUNCOKE ENERGY PARTNERS LP                                                                  Agenda Number:  935039873
--------------------------------------------------------------------------------------------------------------------------
        Security:  86722Y101
    Meeting Type:  Consent
    Meeting Date:  27-Jun-2019
          Ticker:  SXCP
            ISIN:  US86722Y1010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The undersigned holder of SXCP Common Units               Mgmt          For                            For
       does hereby vote, as indicated, with
       respect to the approval and adoption of the
       Merger Agreement and the transactions
       contemplated thereby, including the merger
       of Merger Sub with and into SXCP, with SXCP
       surviving as a whollyowned subsidiary of
       SunCoke.




--------------------------------------------------------------------------------------------------------------------------
 THE DUN & BRADSTREET CORPORATION                                                            Agenda Number:  934884607
--------------------------------------------------------------------------------------------------------------------------
        Security:  26483E100
    Meeting Type:  Special
    Meeting Date:  07-Nov-2018
          Ticker:  DNB
            ISIN:  US26483E1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Agreement and Plan of Merger,                   Mgmt          For                            For
       dated as of August 8, 2018, among The Dun &
       Bradstreet Corporation, Star Parent, L.P.
       and Star Merger Sub, Inc. (as may be
       amended from time to time, the "merger
       agreement").

2.     Approve, on an advisory (non-binding)                     Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to The Dun & Bradstreet
       Corporation's named executive officers in
       connection with the merger.

3.     Approve the adjournment of the special                    Mgmt          For                            For
       meeting, if necessary or appropriate, to
       solicit additional proxies if there are not
       sufficient votes to adopt the merger
       agreement.




--------------------------------------------------------------------------------------------------------------------------
 TRAVELPORT WORLDWIDE LIMITED                                                                Agenda Number:  934929451
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9019D104
    Meeting Type:  Special
    Meeting Date:  15-Mar-2019
          Ticker:  TVPT
            ISIN:  BMG9019D1048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of the Agreement and Plan of                     Mgmt          For                            For
       Merger, by and among Travelport Worldwide
       Limited, Toro Private Holdings III, Ltd.
       ("Parent"), and following the execution of
       the joinder agreement, dated December 11,
       2018, Toro Private Holdings IV, Ltd.
       Pursuant to which Merger Sub will merge
       with and into Travelport, with Travelport
       continuing as the surviving company and a
       wholly owned subsidiary of Parent, the
       statutory merger agreement required in
       accordance with Section 105 of the Bermuda
       Companies Act 1981, as amended, and the
       Merger.

2.     Approval of the adjournment of the special                Mgmt          For                            For
       general meeting of Travelport (the "Special
       General Meeting") to a later date or dates
       if necessary or appropriate to solicit
       additional proxies if there are
       insufficient votes to approve the Merger
       Proposal at the time of the Special General
       Meeting.

3.     Approval on an advisory (non-binding)                     Mgmt          For                            For
       basis, of the compensation that may be paid
       or become payable to Travelport's named
       executive officers in connection with the
       Merger.




--------------------------------------------------------------------------------------------------------------------------
 TWENTY-FIRST CENTURY FOX, INC.                                                              Agenda Number:  934841481
--------------------------------------------------------------------------------------------------------------------------
        Security:  90130A101
    Meeting Type:  Special
    Meeting Date:  10-Jul-2018
          Ticker:  FOXA
            ISIN:  US90130A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     IMPORTANT: The special meeting of                         Mgmt          For                            For
       stockholders scheduled for July 10, 2018
       has been postponed and voting will no
       longer be processed.  A new proxy with a
       July 27, 2018 meeting date will be sent to
       stockholders as soon as it is available and
       a NEW VOTE will be required. If you have
       already voted the July 10, 2018 proxy, you
       will need to vote again using the new
       ballot(s) you will receive for the July 27,
       2018 meeting. Your vote is important.
       Please make sure you vote your new proxy.
       Thank you.

2.     IMPORTANT: The special meeting of                         Mgmt          For                            For
       stockholders scheduled for July 10, 2018
       has been postponed and voting will no
       longer be processed.  A new proxy with a
       July 27, 2018 meeting date will be sent to
       stockholders as soon as it is available and
       a NEW VOTE will be required. If you have
       already voted the July 10, 2018 proxy, you
       will need to vote again using the new
       ballot(s) you will receive for the July 27,
       2018 meeting. Your vote is important.
       Please make sure you vote your new proxy.
       Thank you.




--------------------------------------------------------------------------------------------------------------------------
 TWENTY-FIRST CENTURY FOX, INC.                                                              Agenda Number:  934841493
--------------------------------------------------------------------------------------------------------------------------
        Security:  90130A200
    Meeting Type:  Special
    Meeting Date:  10-Jul-2018
          Ticker:  FOX
            ISIN:  US90130A2006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     IMPORTANT: The special meeting of                         Mgmt          For                            For
       stockholders scheduled for July 10, 2018
       has been postponed and voting will no
       longer be processed.  A new proxy with a
       July 27, 2018 meeting date will be sent to
       stockholders as soon as it is available and
       a NEW VOTE will be required. If you have
       already voted the July 10, 2018 proxy, you
       will need to vote again using the new
       ballot(s) you will receive for the July 27,
       2018 meeting. Your vote is important.
       Please make sure you vote your new proxy.
       Thank you.

2.     IMPORTANT: The special meeting of                         Mgmt          For                            For
       stockholders scheduled for July 10, 2018
       has been postponed and voting will no
       longer be processed.  A new proxy with a
       July 27, 2018 meeting date will be sent to
       stockholders as soon as it is available and
       a NEW VOTE will be required. If you have
       already voted the July 10, 2018 proxy, you
       will need to vote again using the new
       ballot(s) you will receive for the July 27,
       2018 meeting. Your vote is important.
       Please make sure you vote your new proxy.
       Thank you.

3.     IMPORTANT: The special meeting of                         Mgmt          For                            For
       stockholders scheduled for July 10, 2018
       has been postponed and voting will no
       longer be processed.  A new proxy with a
       July 27, 2018 meeting date will be sent to
       stockholders as soon as it is available and
       a NEW VOTE will be required. If you have
       already voted the July 10, 2018 proxy, you
       will need to vote again using the new
       ballot(s) you will receive for the July 27,
       2018 meeting. Your vote is important.
       Please make sure you vote your new proxy.
       Thank you.

4.     IMPORTANT: The special meeting of                         Mgmt          For                            For
       stockholders scheduled for July 10, 2018
       has been postponed and voting will no
       longer be processed.  A new proxy with a
       July 27, 2018 meeting date will be sent to
       stockholders as soon as it is available and
       a NEW VOTE will be required. If you have
       already voted the July 10, 2018 proxy, you
       will need to vote again using the new
       ballot(s) you will receive for the July 27,
       2018 meeting. Your vote is important.
       Please make sure you vote your new proxy.
       Thank you.

5.     IMPORTANT: The special meeting of                         Mgmt          For                            For
       stockholders scheduled for July 10, 2018
       has been postponed and voting will no
       longer be processed.  A new proxy with a
       July 27, 2018 meeting date will be sent to
       stockholders as soon as it is available and
       a NEW VOTE will be required. If you have
       already voted the July 10, 2018 proxy, you
       will need to vote again using the new
       ballot(s) you will receive for the July 27,
       2018 meeting. Your vote is important.
       Please make sure you vote your new proxy.
       Thank you.

6.     IMPORTANT: The special meeting of                         Mgmt          For                            For
       stockholders scheduled for July 10, 2018
       has been postponed and voting will no
       longer be processed.  A new proxy with a
       July 27, 2018 meeting date will be sent to
       stockholders as soon as it is available and
       a NEW VOTE will be required. If you have
       already voted the July 10, 2018 proxy, you
       will need to vote again using the new
       ballot(s) you will receive for the July 27,
       2018 meeting. Your vote is important.
       Please make sure you vote your new proxy.
       Thank you.




--------------------------------------------------------------------------------------------------------------------------
 TWENTY-FIRST CENTURY FOX, INC.                                                              Agenda Number:  934854212
--------------------------------------------------------------------------------------------------------------------------
        Security:  90130A101
    Meeting Type:  Special
    Meeting Date:  27-Jul-2018
          Ticker:  FOXA
            ISIN:  US90130A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal to adopt the Amended and                       Mgmt          For                            For
       Restated Agreement and Plan of Merger,
       dated as of June 20, 2018, as it may be
       amended from time to time, by and among
       Twenty-First Century Fox, Inc. ("21CF"), a
       Delaware corporation, The Walt Disney
       Company ("Disney"), a Delaware corporation,
       TWDC Holdco 613 Corp. ("New Disney"), a
       Delaware corporation and a wholly owned
       subsidiary of Disney, WDC Merger
       Enterprises I, Inc., a Delaware corporation
       and a wholly owned subsidiary of New
       Disney, and ...(due to space limits, see
       proxy statement for full proposal)

2.     A proposal to adopt the Amended and                       Mgmt          For                            For
       Restated Distribution Agreement and Plan of
       Merger, dated as of June 20, 2018, as it
       may be amended from time to time, by and
       between 21CF and 21CF Distribution Merger
       Sub, Inc., a Delaware corporation, a copy
       of which is attached as Annex B to the
       accompanying joint proxy
       statement/prospectus (referred to as the
       "distribution merger proposal").




--------------------------------------------------------------------------------------------------------------------------
 TWENTY-FIRST CENTURY FOX, INC.                                                              Agenda Number:  934854224
--------------------------------------------------------------------------------------------------------------------------
        Security:  90130A200
    Meeting Type:  Special
    Meeting Date:  27-Jul-2018
          Ticker:  FOX
            ISIN:  US90130A2006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal to adopt the Amended and                       Mgmt          For                            For
       Restated Agreement and Plan of Merger,
       dated as of June 20, 2018, as it may be
       amended from time to time, by and among
       Twenty-First Century Fox, Inc. ("21CF"), a
       Delaware corporation, The Walt Disney
       Company ("Disney"), a Delaware corporation,
       TWDC Holdco 613 Corp. ("New Disney"), a
       Delaware corporation and a wholly owned
       subsidiary of Disney, WDC Merger
       Enterprises I, Inc., a Delaware corporation
       and a wholly owned subsidiary of New
       Disney, and ...(due to space limits, see
       proxy statement for full proposal)

2.     A proposal to adopt the Amended and                       Mgmt          For                            For
       Restated Distribution Agreement and Plan of
       Merger, dated as of June 20, 2018, as it
       may be amended from time to time, by and
       between 21CF and 21CF Distribution Merger
       Sub, Inc., a Delaware corporation, a copy
       of which is attached as Annex B to the
       accompanying joint proxy
       statement/prospectus (referred to as the
       "distribution merger proposal").

3.     A proposal to approve an amendment to the                 Mgmt          For                            For
       Restated Certificate of Incorporation of
       21CF (referred to as the "21CF charter")
       with respect to the hook stock shares as
       described in the accompanying joint proxy
       statement/prospectus and the certificate of
       amendment to the 21CF charter, a copy of
       which is attached as Annex E to the
       accompanying joint proxy
       statement/prospectus (referred to as the
       "21CF charter amendment proposal").

4.     A proposal to approve adjournments of the                 Mgmt          For                            For
       21CF special meeting, if necessary or
       appropriate, to solicit additional proxies
       if there are insufficient votes at the time
       of the 21CF special meeting to approve the
       combination merger proposal, the
       distribution merger proposal or the 21CF
       charter amendment proposal (referred to as
       the "21CF adjournment proposal").

5.     A proposal to approve, by non-binding,                    Mgmt          For                            For
       advisory vote, certain compensation that
       may be paid or become payable to 21CF's
       named executive officers in connection with
       the transactions and the agreements and
       understandings pursuant to which such
       compensation may be paid or become payable
       (referred to as the "compensation
       proposal").




--------------------------------------------------------------------------------------------------------------------------
 TWENTY-FIRST CENTURY FOX, INC.                                                              Agenda Number:  934883201
--------------------------------------------------------------------------------------------------------------------------
        Security:  90130A200
    Meeting Type:  Annual
    Meeting Date:  14-Nov-2018
          Ticker:  FOX
            ISIN:  US90130A2006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: K. Rupert Murdoch AC                Mgmt          For                            For

1b.    Election of Director: Lachlan K. Murdoch                  Mgmt          For                            For

1c.    Election of Director: Delphine Arnault                    Mgmt          For                            For

1d.    Election of Director: James W. Breyer                     Mgmt          For                            For

1e.    Election of Director: Chase Carey                         Mgmt          For                            For

1f.    Election of Director: David F. DeVoe                      Mgmt          For                            For

1g.    Election of Director: Sir Roderick I.                     Mgmt          For                            For
       Eddington

1h.    Election of Director: James R. Murdoch                    Mgmt          For                            For

1i.    Election of Director: Jacques Nasser AC                   Mgmt          For                            For

1j.    Election of Director: Robert S. Silberman                 Mgmt          For                            For

1k.    Election of Director: Tidjane Thiam                       Mgmt          For                            For

2.     Proposal to ratify the selection of Ernst &               Mgmt          For                            For
       Young LLP as the Company's independent
       registered public accounting firm for the
       fiscal year ending June 30, 2019.

3.     Advisory Vote on Executive Compensation.                  Mgmt          For                            For

4.     Stockholder Proposal regarding Elimination                Shr           For                            Against
       of the Company's Dual Class Capital
       Structure.




--------------------------------------------------------------------------------------------------------------------------
 VERSUM MATERIALS, INC.                                                                      Agenda Number:  935034114
--------------------------------------------------------------------------------------------------------------------------
        Security:  92532W103
    Meeting Type:  Special
    Meeting Date:  17-Jun-2019
          Ticker:  VSM
            ISIN:  US92532W1036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adoption of the Agreement and Plan of                     Mgmt          For                            For
       Merger, dated as of April 12, 2019 (as it
       may be amended from time to time) (the
       "merger agreement"), by and among Versum
       Materials, Inc. ("Versum"), Merck KGaA,
       Darmstadt, Germany ("Parent"), and EMD
       Performance Materials Holding, Inc.
       ("Merger Sub"), pursuant to which Merger
       Sub will merge with and into Versum, with
       Versum surviving and continuing as the
       surviving corporation in the merger and a
       wholly-owned subsidiary of Parent ("the
       merger agreement proposal").

2.     Approval, on a non-binding, advisory basis,               Mgmt          For                            For
       of the compensation that will or may be
       paid to Versum's named executive officers
       in connection with the transactions
       contemplated by the merger agreement ("the
       compensation proposal").

3.     Approval of the adjournment of the special                Mgmt          For                            For
       meeting to solicit additional proxies if
       there are not sufficient votes at the time
       of the special meeting to approve the
       merger agreement proposal or to ensure that
       any supplement or amendment to the
       accompanying proxy statement is timely
       provided to Versum stockholders ("the
       adjournment proposal").




--------------------------------------------------------------------------------------------------------------------------
 WABCO HOLDINGS INC.                                                                         Agenda Number:  934995020
--------------------------------------------------------------------------------------------------------------------------
        Security:  92927K102
    Meeting Type:  Annual
    Meeting Date:  30-May-2019
          Ticker:  WBC
            ISIN:  US92927K1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Jacques Esculier                                          Mgmt          For                            For
       Thomas S. Gross                                           Mgmt          For                            For
       Henry R. Keizer                                           Mgmt          For                            For

2.     Ratify the selection of Ernst & Young                     Mgmt          For                            For
       Bedrijfsrevisoren BCVBA/Reviseurs
       d'Entreprises SCCRL as the Company's
       independent registered public accounting
       firm for the year ending December 31, 2019.

3.     Approve, on an advisory basis, the                        Mgmt          For                            For
       compensation paid to the Company's named
       executive officers ("Say-on-Pay").




--------------------------------------------------------------------------------------------------------------------------
 WABCO HOLDINGS INC.                                                                         Agenda Number:  935038249
--------------------------------------------------------------------------------------------------------------------------
        Security:  92927K102
    Meeting Type:  Special
    Meeting Date:  27-Jun-2019
          Ticker:  WBC
            ISIN:  US92927K1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger                 Mgmt          For                            For
       (as it may be amended from time to time),
       dated as of March 28, 2019 (the "Merger
       Agreement"), by and among WABCO Holdings
       Inc., ZF Friedrichshafen AG and Verona
       Merger Sub Corp.

2.     To approve, by means of a non-binding,                    Mgmt          For                            For
       advisory vote, compensation that will or
       may become payable to the named executive
       officers of WABCO Holdings Inc. in
       connection with the merger.

3.     To approve one or more adjournments or                    Mgmt          For                            For
       postponements of the special meeting to a
       later date or dates, if necessary or
       appropriate, to solicit additional proxies
       if there are insufficient votes to adopt
       the Merger Agreement at the then- scheduled
       date and time of the special meeting.




--------------------------------------------------------------------------------------------------------------------------
 WELLCARE HEALTH PLANS, INC.                                                                 Agenda Number:  935041587
--------------------------------------------------------------------------------------------------------------------------
        Security:  94946T106
    Meeting Type:  Special
    Meeting Date:  24-Jun-2019
          Ticker:  WCG
            ISIN:  US94946T1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of March 26, 2019 (the "Merger
       Agreement"), by and among Centene
       Corporation, Wellington Merger Sub I, Inc.,
       Wellington Merger Sub II, Inc. and WellCare
       Health Plans, Inc. ("WellCare"), as may be
       amended from time to time (the "Merger
       Agreement Proposal").

2.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, compensation payable to executive
       officers of WellCare in connection with the
       transactions contemplated by the Merger
       Agreement.

3.     To approve any proposal to adjourn the                    Mgmt          For                            For
       special meeting of stockholders of WellCare
       (the "WellCare Special Meeting") from time
       to time, if necessary or appropriate, to
       solicit additional proxies in the event
       there are not sufficient votes at the time
       of the WellCare Special Meeting to approve
       the Merger Agreement Proposal.




--------------------------------------------------------------------------------------------------------------------------
 WORLDPAY INC.                                                                               Agenda Number:  934967362
--------------------------------------------------------------------------------------------------------------------------
        Security:  981558109
    Meeting Type:  Annual
    Meeting Date:  16-May-2019
          Ticker:  WP
            ISIN:  US9815581098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Lee Adrean                                                Mgmt          For                            For
       Mark Heimbouch                                            Mgmt          For                            For
       Gary Lauer                                                Mgmt          For                            For

2.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of the Company's named
       executive officers.

3.     To approve, on an advisory basis, the                     Mgmt          1 Year                         For
       preferred frequency of stockholder advisory
       votes on executive compensation.

4.     To ratify the appointment of Deloitte &                   Mgmt          For                            For
       Touche LLP as the Company's independent
       registered public accounting firm for the
       fiscal year ending December 31, 2019.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         The Merger Fund VL
By (Signature)       /s/ Bruce Rubin
Name                 Bruce Rubin
Title                Chief Compliance Officer
Date                 08/08/2019